UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04719

The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Teton Advisors, Inc.
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: September 30

Date of reporting period: September 30, 2024

EXPLANATORY NOTE: Registrant is filing this amendment to its Form N-CSR for the fiscal quarter ended September 30,2024 originally filed with the Securities and Exchange Commission on December 5, 2024 (Accession Number 0001829126-24-008092). The sole purpose of this amendment is to correct an error within the AAA and A classes found in the Teton SmallCap Equity Fund within the shareholder report. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.
TETON Westwood Balanced Fund

Class AAA - WEBAX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class AAA (the "Fund) for the period of October 1, 2023 to September 30, 2024. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class AAA	$153	1.39%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class AAA	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000
9/15	10,003	9,939	10,073	10,273
9/16	10,858	11,473	11,241	10,875
9/17	11,981	13,608	12,496	10,874
9/18	13,098	16,045	13,770	10,725
9/19	13,941	16,727	14,745	11,939
9/20	13,917	19,261	16,559	12,898
9/21	16,274	25,039	19,465	12,752
9/22	14,099	21,165	16,494	10,846
9/23	15,449	25,741	18,695	10,946
9/24	18,573	35,098	23,618	12,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class AAA	20.22%	5.91%	6.39%
S&P 500 Index	36.35%	15.98%	13.38%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	26.33%	9.75%	8.83%
Bloomberg Government / Credit Bond Index	11.31%	0.41%	2.00%

Fund Statistics

  Total Net Assets$38,526,411
  Number of Portfolio Holdings97
  Portfolio Turnover Rate36%
  Management Fees$281,878

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.0%
Computer Software and Services	11.6%
Health Care	8.6%
Retail	6.6%
Equipment and Supplies	5.2%
Real Estate	4.7%
Food and Beverage	4.3%
Transportation	4.1%
Other Industry sectors	40.7%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2024

Class AAA - WEBAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBAX-24-ATSR

TETON Westwood Balanced Fund

Class C - WBCCX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class C (the "Fund) for the period of October 1, 2023 to September 30, 2024. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class C	$235	2.14%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class C	TETON Westwood Balanced Fund - Class C (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,920	9,820	9,939	10,073	10,273
9/16	10,693	10,487	11,473	11,241	10,875
9/17	11,721	11,391	13,608	12,496	10,874
9/18	12,722	12,250	16,045	13,770	10,725
9/19	13,432	12,811	16,727	14,745	11,939
9/20	13,305	12,562	19,261	16,559	12,898
9/21	15,437	14,450	25,039	19,465	12,752
9/22	13,273	12,300	21,165	16,494	10,846
9/23	14,424	13,243	25,741	18,695	10,946
9/24	17,225	15,683	35,098	23,618	12,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class C	19.42%	5.10%	5.59%
TETON Westwood Balanced Fund - Class C (includes sales charge)	18.42%	5.10%	5.59%
S&P 500 Index	36.35%	15.98%	13.38%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	26.33%	9.75%	8.83%
Bloomberg Government / Credit Bond Index	11.31%	0.41%	2.00%

Fund Statistics

  Total Net Assets$38,526,411
  Number of Portfolio Holdings97
  Portfolio Turnover Rate36%
  Management Fees$281,878

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.0%
Computer Software and Services	11.6%
Health Care	8.6%
Retail	6.6%
Equipment and Supplies	5.2%
Real Estate	4.7%
Food and Beverage	4.3%
Transportation	4.1%
Other Industry sectors	40.7%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2024

Class C - WBCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBCCX-24-ATSR

TETON Westwood Balanced Fund

Class I - WBBIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class I (the "Fund) for the period of October 1, 2023 to September 30, 2024. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class I	$126	1.14%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class I	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000
9/15	10,020	9,939	10,073	10,273
9/16	10,876	11,473	11,241	10,875
9/17	12,042	13,608	12,496	10,874
9/18	13,199	16,045	13,770	10,725
9/19	14,074	16,727	14,745	11,939
9/20	14,061	19,261	16,559	12,898
9/21	16,488	25,039	19,465	12,752
9/22	14,320	21,165	16,494	10,846
9/23	15,732	25,741	18,695	10,946
9/24	18,949	35,098	23,618	12,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class I	20.45%	6.17%	6.65%
S&P 500 Index	36.35%	15.98%	13.38%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	26.33%	9.75%	8.83%
Bloomberg Government / Credit Bond Index	11.31%	0.41%	2.00%

Fund Statistics

  Total Net Assets$38,526,411
  Number of Portfolio Holdings97
  Portfolio Turnover Rate36%
  Management Fees$281,878

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.0%
Computer Software and Services	11.6%
Health Care	8.6%
Retail	6.6%
Equipment and Supplies	5.2%
Real Estate	4.7%
Food and Beverage	4.3%
Transportation	4.1%
Other Industry sectors	40.7%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2024

Class I - WBBIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WBBIX-24-ATSR

TETON Westwood Balanced Fund

Class A - WEBCX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Balanced Fund - Class A (the "Fund) for the period of October 1, 2023 to September 30, 2024. The Balanced Fund invests in a combination of equity and debt securities. The Fund is primarily equity-oriented, and uses a top-down approach in seeking to provide equity-like returns but with lower volatility than a fully invested equity portfolio. The Fund invests in seasoned large capitalization companies. Debt securities in the strategy include investment grade corporates and government issues. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Balanced Fund - Class A	$153	1.39%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Balanced Fund underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. were driven by large-cap growth companies especially those focused on artificial intelligence. As the year wore on, investors widened their focus to include small-cap and value stocks. Bond markets posted double-digit gains led by high yield and corporate debt, as interest rates fell in anticipation of a rate cut by the Federal Reserve. We increased our equity position to take advantage of the rally. We also shortened the duration of the fixed-income allocation, as interest rates have declined.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Balanced Fund - Class A	TETON Westwood Balanced Fund - Class A (includes sales charge)	S&P 500 Index	60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	Bloomberg Government / Credit Bond Index
9/14	10,000	10,000	10,000	10,000	10,000
9/15	9,978	9,579	9,939	10,073	10,273
9/16	10,800	9,954	11,473	11,241	10,875
9/17	11,895	10,528	13,608	12,496	10,874
9/18	12,975	11,025	16,045	13,770	10,725
9/19	13,771	11,232	16,727	14,745	11,939
9/20	13,712	10,737	19,261	16,559	12,898
9/21	16,025	12,041	25,039	19,465	12,752
9/22	13,885	10,015	21,165	16,494	10,846
9/23	15,210	10,527	25,741	18,695	10,946
9/24	18,296	12,160	35,098	23,618	12,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Balanced Fund - Class A	20.28%	5.84%	6.23%
TETON Westwood Balanced Fund - Class A (includes sales charge)	15.50%	4.99%	5.79%
S&P 500 Index	36.35%	15.98%	13.38%
60% S&P 500 + 40% Bloomberg Gov't / Credit Bond Index	26.33%	9.75%	8.83%
Bloomberg Government / Credit Bond Index	11.31%	0.41%	2.00%

Fund Statistics

  Total Net Assets$38,526,411
  Number of Portfolio Holdings97
  Portfolio Turnover Rate36%
  Management Fees$281,878

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	4.0%
U.S. Treasury Notes	4.0%
U.S. Treasury Bonds	3.6%
Bank of America Corp.	2.4%
AP Moller - Maersk A/S	2.3%
Energy Transfer LP	2.2%
UnitedHealth Group Inc.	2.2%
JPMorgan Chase & Co.	2.0%
NVIDIA Corp.	2.0%
Johnson & Johnson	2.0%

Portfolio Weighting (% of net assets)

Common Stocks	65.0%
Corporate Bonds	26.3%
U.S. Government Obligations	7.6%
Convertible Corporate Bonds	0.8%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	14.0%
Computer Software and Services	11.6%
Health Care	8.6%
Retail	6.6%
Equipment and Supplies	5.2%
Real Estate	4.7%
Food and Beverage	4.3%
Transportation	4.1%
Other Industry sectors	40.7%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Balanced Fund

Annual Shareholder Report - September 30, 2024

Class A - WEBCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEBCX-24-ATSR

TETON Westwood Convertible Securities Fund

Class AAA - WESRX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class AAA	$122	1.15%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Convertible Securities Fund - Class AAA	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000
9/15	8,951	9,939	9,775
9/16	9,881	11,473	10,663
9/17	11,278	13,608	12,188
9/18	12,900	16,045	13,670
9/19	13,555	16,727	14,219
9/20	15,697	19,261	17,233
9/21	18,912	25,039	21,938
9/22	14,415	21,165	26,327
9/23	14,680	25,741	28,299
9/24	16,396	35,098	32,454

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class AAA	11.69%	3.88%	5.07%
S&P 500 Index	36.35%	15.98%	13.38%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	14.68%	10.48%	8.87%

Fund Statistics

  Total Net Assets$14,003,628
  Number of Portfolio Holdings58
  Portfolio Turnover Rate71%
  Management Fees$12,119

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	17.5%
Computer Software and Services	17.1%
Energy and Utilities: Services	13.8%
Energy and Utilities: Integrated	10.2%
Semiconductors	9.1%
Entertainment	4.5%
Financial Services	4.3%
Real Estate Investment Trusts	4.2%
Consumer Services	2.5%
Other Industry sectors	16.6%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Convertible Securities Fund

Annual Shareholder Report - September 30, 2024

Class AAA - WESRX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESRX-24-ATSR

TETON Westwood Convertible Securities Fund

Class C - WEICX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class C	$200	1.90%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Convertible Securities Fund - Class C	TETON Westwood Convertible Securities Fund - Class C (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000	10,000
9/15	8,889	8,800	9,939	9,775
9/16	9,738	9,552	11,473	10,663
9/17	11,029	10,724	13,608	12,188
9/18	12,524	12,069	16,045	13,670
9/19	13,062	12,468	16,727	14,219
9/20	15,012	14,204	19,261	17,233
9/21	17,946	16,838	25,039	21,938
9/22	13,581	12,615	21,165	26,327
9/23	13,725	12,622	25,741	28,299
9/24	15,219	13,870	35,098	32,454

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class C	10.88%	3.10%	4.29%
TETON Westwood Convertible Securities Fund - Class C (includes sales charge)	9.88%	3.10%	4.29%
S&P 500 Index	36.35%	15.98%	13.38%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	14.68%	10.48%	8.87%

Fund Statistics

  Total Net Assets$14,003,628
  Number of Portfolio Holdings58
  Portfolio Turnover Rate71%
  Management Fees$12,119

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	17.5%
Computer Software and Services	17.1%
Energy and Utilities: Services	13.8%
Energy and Utilities: Integrated	10.2%
Semiconductors	9.1%
Entertainment	4.5%
Financial Services	4.3%
Real Estate Investment Trusts	4.2%
Consumer Services	2.5%
Other Industry sectors	16.6%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Convertible Securities Fund

Annual Shareholder Report - September 30, 2024

Class C - WEICX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEICX-24-ATSR

TETON Westwood Convertible Securities Fund

Class I - WESIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class I	$95	0.90%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Convertible Securities Fund - Class I	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000
9/15	8,981	9,939	9,775
9/16	9,929	11,473	10,663
9/17	11,369	13,608	12,188
9/18	13,051	16,045	13,670
9/19	13,746	16,727	14,219
9/20	15,950	19,261	17,233
9/21	19,266	25,039	21,938
9/22	14,727	21,165	26,327
9/23	15,029	25,741	28,299
9/24	16,822	35,098	32,454

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class I	11.93%	4.11%	5.33%
S&P 500 Index	36.35%	15.98%	13.38%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	14.68%	10.48%	8.87%

Fund Statistics

  Total Net Assets$14,003,628
  Number of Portfolio Holdings58
  Portfolio Turnover Rate71%
  Management Fees$12,119

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	17.5%
Computer Software and Services	17.1%
Energy and Utilities: Services	13.8%
Energy and Utilities: Integrated	10.2%
Semiconductors	9.1%
Entertainment	4.5%
Financial Services	4.3%
Real Estate Investment Trusts	4.2%
Consumer Services	2.5%
Other Industry sectors	16.6%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Convertible Securities Fund

Annual Shareholder Report - September 30, 2024

Class I - WESIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESIX-24-ATSR

TETON Westwood Convertible Securities Fund

Class A - WEIAX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Convertible Securities Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks opportunities to participate in the capital appreciation of underlying stocks, while at the same time relying on the fixed income aspect of the convertible securities to provide current income and reduced price volatility, which can limit the risk of loss in a down equity market. The Fund may invest in securities of any market capitalization or credit quality, and may from time to time invest a significant amount of its assets in securities of smaller companies.  You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Teton Convertible Securities Fund - Class A	$122	1.15%

How did the Fund perform?

For the fiscal year ended September 30, 2024, the TETON Westwood Convertible Securities Fund underperformed its benchmarks, the S&P 500 and ICE BAML U.S. Convertibles Indices. The Fund was overweight balanced convertibles which performed well this year but could not keep up with the best performers in the index. Relative performance improved later as the market rotation from mega cap to small cap benefitted many balanced convertible issues. Top contributors this year included some semiconductor holdings as well as online education and space system providers. Top detractors were companies undertaking significant capital investment focused on clean energy and electric vehicles.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Convertible Securities Fund - Class A	TETON Westwood Convertible Securities Fund - Class A (includes sales charge)	S&P 500 Index	ICE Bank of America Merrill Lynch U.S. Convertibles Index
9/14	10,000	10,000	10,000	10,000
9/15	8,938	8,578	9,939	9,775
9/16	9,837	9,065	11,473	10,663
9/17	11,194	9,901	13,608	12,188
9/18	12,785	10,859	16,045	13,670
9/19	13,400	10,928	16,727	14,219
9/20	15,473	12,110	19,261	17,233
9/21	18,638	14,004	25,039	21,938
9/22	14,208	10,248	21,165	26,327
9/23	14,463	10,018	25,741	28,299
9/24	16,148	10,737	35,098	32,454

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Convertible Securities Fund - Class A	11.65%	3.80%	4.91%
TETON Westwood Convertible Securities Fund - Class A (includes sales charge)	7.18%	2.95%	4.48%
S&P 500 Index	36.35%	15.98%	13.38%
ICE Bank of America Merrill Lynch U.S. Convertibles Index	14.68%	10.48%	8.87%

Fund Statistics

  Total Net Assets$14,003,628
  Number of Portfolio Holdings58
  Portfolio Turnover Rate71%
  Management Fees$12,119

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

PPL Capital Funding Inc.	3.8%
Northern Oil & Gas Inc.	3.3%
PG&E Corp.	3.1%
ON Semiconductor Corp.	2.9%
NextEra Energy Partners LP	2.9%
CSG Systems International Inc.	2.9%
Sarepta Therapeutics Inc.	2.8%
Array Technologies Inc.	2.8%
Progress Software Corp.	2.6%
Halozyme Therapeutics Inc.	2.5%

Portfolio Weighting (% of net assets)

Convertible Corporate Bonds	89.6%
Mandatory Convertible Securities	6.3%
U.S. Government Obligations	2.1%
Convertible Preferred Stocks	1.8%
Other Assets and Liabilities (Net)	0.2%

Industry Allocation (% of net assets)

Industry Weighting	.
Health Care	17.5%
Computer Software and Services	17.1%
Energy and Utilities: Services	13.8%
Energy and Utilities: Integrated	10.2%
Semiconductors	9.1%
Entertainment	4.5%
Financial Services	4.3%
Real Estate Investment Trusts	4.2%
Consumer Services	2.5%
Other Industry sectors	16.6%
Other Assets and Liabilities (Net)	0.2%

TETON Westwood Convertible Securities Fund

Annual Shareholder Report - September 30, 2024

Class A - WEIAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIAX-24-ATSR

TETON Westwood Equity Fund

Class AAA - WESWX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class AAA	$176	1.59%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class AAA	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000
9/15	9,910	9,939	9,558
9/16	11,043	11,473	11,106
9/17	12,877	13,608	12,786
9/18	14,698	16,045	13,994
9/19	15,556	16,727	14,554
9/20	14,884	19,261	13,822
9/21	18,901	25,039	18,661
9/22	17,247	21,165	16,541
9/23	19,012	25,741	18,929
9/24	23,018	35,098	24,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class AAA	21.07%	8.15%	8.69%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

Fund Statistics

  Total Net Assets$45,640,027
  Number of Portfolio Holdings48
  Portfolio Turnover Rate35%
  Management Fees$441,381

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.9%
Computer Software and Services	12.1%
Health Care	11.9%
Retail	9.6%
Equipment and Supplies	7.4%
Energy: Integrated	6.3%
Food and Beverage	5.9%
Real Estate	4.1%
Energy: Oil	3.7%
Other Industry sectors	26.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2024

Class AAA - WESWX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESWX-24-ATSR

TETON Westwood Equity Fund

Class C - WEQCX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class C	$258	2.34%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class C	TETON Westwood Equity Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,838	9,739	9,939	9,558
9/16	10,880	10,673	11,473	11,106
9/17	12,590	12,244	13,608	12,786
9/18	14,267	13,752	16,045	13,994
9/19	14,979	14,301	16,727	14,554
9/20	14,224	13,445	19,261	13,822
9/21	17,912	16,796	25,039	18,661
9/22	16,229	15,065	21,165	16,541
9/23	17,749	16,326	25,741	18,929
9/24	21,345	19,470	35,098	24,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class C	20.26%	7.34%	7.88%
TETON Westwood Equity Fund - Class C (includes sales charge)	19.26%	7.34%	7.88%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

Fund Statistics

  Total Net Assets$45,640,027
  Number of Portfolio Holdings48
  Portfolio Turnover Rate35%
  Management Fees$441,381

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.9%
Computer Software and Services	12.1%
Health Care	11.9%
Retail	9.6%
Equipment and Supplies	7.4%
Energy: Integrated	6.3%
Food and Beverage	5.9%
Real Estate	4.1%
Energy: Oil	3.7%
Other Industry sectors	26.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2024

Class C - WEQCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEQCX-24-ATSR

TETON Westwood Equity Fund

Class I - WEEIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class I	$148	1.34%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class I	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000
9/15	9,937	9,939	9,558
9/16	11,096	11,473	11,106
9/17	12,965	13,608	12,786
9/18	14,841	16,045	13,994
9/19	15,744	16,727	14,554
9/20	15,100	19,261	13,822
9/21	19,224	25,039	18,661
9/22	17,586	21,165	16,541
9/23	19,439	25,741	18,929
9/24	23,613	35,098	24,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class I	21.47%	8.44%	8.97%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

Fund Statistics

  Total Net Assets$45,640,027
  Number of Portfolio Holdings48
  Portfolio Turnover Rate35%
  Management Fees$441,381

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.9%
Computer Software and Services	12.1%
Health Care	11.9%
Retail	9.6%
Equipment and Supplies	7.4%
Energy: Integrated	6.3%
Food and Beverage	5.9%
Real Estate	4.1%
Energy: Oil	3.7%
Other Industry sectors	26.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2024

Class I - WEEIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEEIX-24-ATSR

TETON Westwood Equity Fund

Class A - WEECX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Equity Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide capital appreciation while maintaining a prudent risk profile. The Fund primarily invests in well seasoned companies that have reported positive earnings surprises and are trading well below Westwood’s proprietary growth rate estimates. The Fund invests in 40-60 common stocks. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Equity Fund - Class A	$176	1.59%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the TETON Westwood Equity Fund rode a market rally, but underperformed its primary benchmark, the S&P 500 Index. Equity markets in the U.S. posted strong returns, driven mostly by large-cap growth names. The “Magnificent Seven” led the market through June, at which point the markets broadened and small-cap and value stocks gained ground. During the period, three of our top holdings were large banks, and Financials was the best performing sector. Energy stocks had a negative impact on total return, as two large companies declined and the sector as a whole trailed the benchmark.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Equity Fund - Class A	TETON Westwood Equity Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,893	9,497	9,939	9,558
9/16	10,998	10,135	11,473	11,106
9/17	12,785	11,311	13,608	12,786
9/18	14,560	12,366	16,045	13,994
9/19	15,374	12,536	16,727	14,554
9/20	14,671	11,485	19,261	13,822
9/21	18,624	13,996	25,039	18,661
9/22	16,992	12,259	21,165	16,541
9/23	18,729	12,971	25,741	18,929
9/24	22,695	15,089	35,098	24,184

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Equity Fund - Class A	21.18%	8.10%	8.54%
TETON Westwood Equity Fund - Class A (includes sales charge)	16.33%	7.22%	8.10%
S&P 500 Index	36.35%	15.98%	13.38%
Russell 1000 Value Index	27.76%	10.69%	9.23%

Fund Statistics

  Total Net Assets$45,640,027
  Number of Portfolio Holdings48
  Portfolio Turnover Rate35%
  Management Fees$441,381

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

UnitedHealth Group Inc.	3.5%
JPMorgan Chase & Co.	3.5%
Johnson & Johnson	3.4%
Microsoft Corp.	3.1%
Abbott Laboratories	3.0%
Union Pacific Corp.	3.0%
Bank of America Corp.	2.9%
Visa Inc.	2.5%
The Goldman Sachs Group Inc.	2.4%
CACI International Inc.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	98.8%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	12.9%
Computer Software and Services	12.1%
Health Care	11.9%
Retail	9.6%
Equipment and Supplies	7.4%
Energy: Integrated	6.3%
Food and Beverage	5.9%
Real Estate	4.1%
Energy: Oil	3.7%
Other Industry sectors	26.1%
Other Assets and Liabilities (Net)Footnote Reference*	(0.0)%
Footnote	Description
Footnote*	Amount represents greater than (0.05)%.

TETON Westwood Equity Fund

Annual Shareholder Report - September 30, 2024

Class A - WEECX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEECX-24-ATSR

TETON Westwood Mighty Mites Fund

Class AAA - WEMMX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class AAA	$163	1.50%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class AAA	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000
9/15	9,743	10,125	10,827
9/16	11,203	11,691	12,702
9/17	13,938	14,116	16,427
9/18	14,549	16,267	18,424
9/19	13,385	14,821	16,840
9/20	12,223	14,879	14,236
9/21	18,185	21,973	23,168
9/22	14,432	16,810	19,822
9/23	16,467	18,311	22,350
9/24	19,386	23,211	26,129

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class AAA	17.73%	7.69%	6.85%
Russell 2000 Index	26.76%	9.39%	8.78%
Dow Jones U.S. Micro-Cap Total Stock Market Index	16.91%	3.73%	4.31%

Fund Statistics

  Total Net Assets$263,073,382
  Number of Portfolio Holdings294
  Portfolio Turnover Rate2%
  Management Fees$2,965,587

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.9%
Diversified Industrial	13.3%
Equipment and Supplies	6.2%
Hotels and Gaming	5.6%
Electronics	5.5%
Machinery	5.2%
Aviation: Parts and Services	5.0%
Health Care	4.7%
Building and Construction	4.0%
Other Industry sectors	37.0%
Other Assets and Liabilities (Net)	(0.4)%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2024

Class AAA - WEMMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEMMX-24-ATSR

TETON Westwood Mighty Mites Fund

Class C - WMMCX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class C	$244	2.25%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class C	TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000	10,000
9/15	9,676	9,579	10,125	10,827
9/16	11,036	10,830	11,691	12,702
9/17	13,632	13,269	14,116	16,427
9/18	14,127	13,618	16,267	18,424
9/19	12,898	12,309	14,821	16,840
9/20	11,686	11,041	14,879	14,236
9/21	17,255	16,193	21,973	23,168
9/22	13,593	12,629	16,810	19,822
9/23	15,392	14,174	18,311	22,350
9/24	17,990	16,424	23,211	26,129

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class C	16.88%	6.88%	6.05%
TETON Westwood Mighty Mites Fund - Class C (includes sales charge)	15.88%	6.88%	6.05%
Russell 2000 Index	26.76%	9.39%	8.78%
Dow Jones U.S. Micro-Cap Total Stock Market Index	16.91%	3.73%	4.31%

Fund Statistics

  Total Net Assets$263,073,382
  Number of Portfolio Holdings294
  Portfolio Turnover Rate2%
  Management Fees$2,965,587

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.9%
Diversified Industrial	13.3%
Equipment and Supplies	6.2%
Hotels and Gaming	5.6%
Electronics	5.5%
Machinery	5.2%
Aviation: Parts and Services	5.0%
Health Care	4.7%
Building and Construction	4.0%
Other Industry sectors	37.0%
Other Assets and Liabilities (Net)	(0.4)%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2024

Class C - WMMCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMCX-24-ATSR

TETON Westwood Mighty Mites Fund

Class I - WEIMX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class I	$136	1.25%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class I	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000
9/15	9,772	10,125	10,827
9/16	11,259	11,691	12,702
9/17	14,045	14,116	16,427
9/18	14,701	16,267	18,424
9/19	13,554	14,821	16,840
9/20	12,411	14,879	14,236
9/21	18,509	21,973	23,168
9/22	14,726	16,810	19,822
9/23	16,844	18,311	22,350
9/24	19,875	23,211	26,129

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class I	18.00%	7.96%	7.11%
Russell 2000 Index	26.76%	9.39%	8.78%
Dow Jones U.S. Micro-Cap Total Stock Market Index	16.91%	3.73%	4.31%

Fund Statistics

  Total Net Assets$263,073,382
  Number of Portfolio Holdings294
  Portfolio Turnover Rate2%
  Management Fees$2,965,587

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.9%
Diversified Industrial	13.3%
Equipment and Supplies	6.2%
Hotels and Gaming	5.6%
Electronics	5.5%
Machinery	5.2%
Aviation: Parts and Services	5.0%
Health Care	4.7%
Building and Construction	4.0%
Other Industry sectors	37.0%
Other Assets and Liabilities (Net)	(0.4)%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2024

Class I - WEIMX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WEIMX-24-ATSR

TETON Westwood Mighty Mites Fund

Class A - WMMAX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood Mighty Mites Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund primarily invests in small and micro-cap equity securities that have a market capitalization of $500 million or less at time of initial investment. The portfolio management team focuses on bottom-up stock selection, seeking bite sized companies with excellent management teams, strong balance sheets, and superior long term fundamentals. As bottom up, fundamental, research driven investors, the team seeks to purchase the inefficiently priced stocks of excellent companies selling at a discount to their Private Market Value (PMV). Private Market Value is the value the Fund’s adviser, believes informed investors would be willing to pay to acquire a company. As such, the portfolio is diversified across a broad cross section of companies sharing these valuation characteristics. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3544.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Mighty Mites Fund - Class A	$163	1.50%

How did the Fund perform?

During the fiscal year ended September 30, 2024, the Mighty Mites Fund underperformed its broad based benchmark, the S&P 500 Index, and its comparative benchmark, the Dow Jones U.S. Micro-Cap Total Stock Market Index. The Fund’s underperformance is attributable to its exposure to micro-cap stocks, as the Fund seeks to invest in companies that have market capitalizations of $500 million or less at time of purchase. The environment for small caps was challenged relative to large capitalization companies given investor sensitivity to higher interest rates and concerns of an economic slowdown.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood Mighty Mites Fund - Class A	TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	Russell 2000 Index	Dow Jones U.S. Micro-Cap Total Stock Market Index
9/14	10,000	10,000	10,000	10,000
9/15	9,723	9,334	10,125	10,827
9/16	11,146	10,273	11,691	12,702
9/17	13,836	12,242	14,116	16,427
9/18	14,408	12,239	16,267	18,424
9/19	13,217	10,779	14,821	16,840
9/20	12,040	9,426	14,879	14,236
9/21	18,028	13,459	21,973	23,168
9/22	14,309	10,255	16,810	19,822
9/23	16,327	11,233	18,311	22,350
9/24	19,213	12,690	23,211	26,129

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood Mighty Mites Fund - Class A	17.68%	7.62%	6.68%
TETON Westwood Mighty Mites Fund - Class A (includes sales charge)	12.97%	6.75%	6.24%
Russell 2000 Index	26.76%	9.39%	8.78%
Dow Jones U.S. Micro-Cap Total Stock Market Index	16.91%	3.73%	4.31%

Fund Statistics

  Total Net Assets$263,073,382
  Number of Portfolio Holdings294
  Portfolio Turnover Rate2%
  Management Fees$2,965,587

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Ducommun Inc.	3.5%
Nathan's Famous Inc.	3.5%
Gencor Industries Inc.	2.9%
The Eastern Co.	2.8%
Distribution Solutions Group Inc.	2.5%
Full House Resorts Inc.	2.3%
Myers Industries Inc.	2.2%
Park-Ohio Holdings Corp.	2.0%
The Monarch Cement Co.	1.8%
Flushing Financial Corp.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	100.2%
U.S. Government Obligations	0.1%
Preferred Stocks	0.1%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Industry Weighting	.
Financial Services	13.9%
Diversified Industrial	13.3%
Equipment and Supplies	6.2%
Hotels and Gaming	5.6%
Electronics	5.5%
Machinery	5.2%
Aviation: Parts and Services	5.0%
Health Care	4.7%
Building and Construction	4.0%
Other Industry sectors	37.0%
Other Assets and Liabilities (Net)	(0.4)%

TETON Westwood Mighty Mites Fund

Annual Shareholder Report - September 30, 2024

Class A - WMMAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WMMAX-24-ATSR

TETON Westwood SmallCap Equity Fund

Class AAA - WESCX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class AAA (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class AAA	$139	1.25%

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class AAA	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000
9/15	9,760	10,125	9,840
9/16	11,817	11,691	11,691
9/17	14,547	14,116	14,093
9/18	15,955	16,267	15,408
9/19	15,068	14,821	14,139
9/20	13,549	14,879	12,035
9/21	22,649	21,973	19,727
9/22	19,299	16,810	16,238
9/23	21,648	18,311	17,511
9/24	26,411	23,211	22,042

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class AAA	22.00%	11.88%	10.20%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

Fund Statistics

  Total Net Assets$70,706,671
  Number of Portfolio Holdings84
  Portfolio Turnover Rate21%
  Management Fees$481,319

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.6%
Health Care	10.6%
Retail	7.9%
Financial Services	6.4%
Computer Software and Services	6.2%
Electronics	5.6%
Energy and Utilities	5.4%
Semiconductors	5.3%
Business Services	5.2%
Other Industry sectors	34.9%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Annual Shareholder Report - September 30, 2024

Class AAA - WESCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WESCX-24-ATSR

TETON Westwood SmallCap Equity Fund

Class C - WWSCX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class C (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class C	$221	2.00%

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class C	TETON Westwood SmallCap Equity Fund - Class C (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,681	9,584	10,125	9,840
9/16	11,640	11,428	11,691	11,691
9/17	14,229	13,855	14,116	14,093
9/18	15,480	14,935	16,267	15,408
9/19	14,519	13,868	14,821	14,139
9/20	12,948	12,244	14,879	12,035
9/21	21,487	20,197	21,973	19,727
9/22	18,182	16,919	16,810	16,238
9/23	20,235	18,660	18,311	17,511
9/24	24,502	22,409	23,211	22,042

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class C	21.09%	11.03%	9.37%
TETON Westwood SmallCap Equity Fund - Class C (includes sales charge)	20.09%	11.03%	9.37%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

Fund Statistics

  Total Net Assets$70,706,671
  Number of Portfolio Holdings84
  Portfolio Turnover Rate21%
  Management Fees$481,319

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.6%
Health Care	10.6%
Retail	7.9%
Financial Services	6.4%
Computer Software and Services	6.2%
Electronics	5.6%
Energy and Utilities	5.4%
Semiconductors	5.3%
Business Services	5.2%
Other Industry sectors	34.9%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Annual Shareholder Report - September 30, 2024

Class C - WWSCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WWSCX-24-ATSR

TETON Westwood SmallCap Equity Fund

Class I - WWSIX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class I (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class I	$111	1.00%

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class I	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000
9/15	9,780	10,125	9,840
9/16	11,880	11,691	11,691
9/17	14,660	14,116	14,093
9/18	16,111	16,267	15,408
9/19	15,262	14,821	14,139
9/20	13,756	14,879	12,035
9/21	23,047	21,973	19,727
9/22	19,696	16,810	16,238
9/23	22,141	18,311	17,511
9/24	27,076	23,211	22,042

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class I	22.29%	12.15%	10.47%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

Fund Statistics

  Total Net Assets$70,706,671
  Number of Portfolio Holdings84
  Portfolio Turnover Rate21%
  Management Fees$481,319

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.6%
Health Care	10.6%
Retail	7.9%
Financial Services	6.4%
Computer Software and Services	6.2%
Electronics	5.6%
Energy and Utilities	5.4%
Semiconductors	5.3%
Business Services	5.2%
Other Industry sectors	34.9%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Annual Shareholder Report - September 30, 2024

Class I - WWSIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WWSIX-24-ATSR

TETON Westwood SmallCap Equity Fund

Class A - WWSAX

Annual Shareholder Report - September 30, 2024

Fund Overview

This Annual shareholder report contains important information about TETON Westwood SmallCap Equity Fund - Class A (the "Fund") for the period of October 1, 2023 to September 30, 2024. The Fund seeks to provide long-term capital appreciation. The Fund targets undervalued equities that have a market capitalization between $100 million and $2.5 billion. The Portfolio Manager employs bottom-up fundamental research with an emphasis on balance sheets, asset values, cash flow and earnings growth potential. You can find additional information about the Fund at www.tetonadv.com/mutual-fund-performance/. You can also request this information by contacting us at (800) 422-3554.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
SmallCap Equity Fund - Class A	$139	1.25%

How did the Fund perform?

During the twelve months ended September 30, 2024, the TETON Westwood SmallCap Equity Fund underperformed the Russell 2000 Index. The primary detractors included value-oriented technology holdings, mixed returns for our healthcare names, and a drag from single stock that was acquired at a significant premium following the marking period. Our banks, trading at low valuations, drove strong gains into the advent of a rate-cutting cycle. Also, a data center related name powered our industrials. The Fund remains value-oriented in pursuit of opportunities, preferring companies with downside protection in the form of solid balance sheets or defensible business models.

How has the Fund performed over the past 10 years?

The performance chart reflects a hypothetical $10,000 investment in the class of shares noted (assuming the maximum sales charge) compared to an appropriate broad-based securities market index and more narrowly based indexes that reflect the market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

Total Return Based on $10,000 Investment

	TETON Westwood SmallCap Equity Fund - Class A	TETON Westwood SmallCap Equity Fund - Class A (includes sales charge)	Russell 2000 Index	Russell 2000 Value Index
9/14	10,000	10,000	10,000	10,000
9/15	9,728	9,339	10,125	9,840
9/16	11,759	10,838	11,691	11,691
9/17	14,437	12,774	14,116	14,093
9/18	15,791	13,412	16,267	15,408
9/19	14,883	12,135	14,821	14,139
9/20	13,344	10,445	14,879	12,035
9/21	22,298	16,756	21,973	19,727
9/22	19,002	13,710	16,810	16,238
9/23	21,315	14,762	18,311	17,511
9/24	26,006	17,290	23,211	22,042

Average Annual Total Returns

	1 Year	5 Year	10 Year
TETON Westwood SmallCap Equity Fund - Class A	22.01%	11.81%	10.03%
TETON Westwood SmallCap Equity Fund - Class A (includes sales charge)	17.12%	10.90%	9.58%
Russell 2000 Index	26.76%	9.39%	8.78%
Russell 2000 Value Index	25.88%	9.29%	8.22%

Fund Statistics

  Total Net Assets$70,706,671
  Number of Portfolio Holdings84
  Portfolio Turnover Rate21%
  Management Fees$481,319

Past performance does not guarantee future results.  Call (800) 422-3554 or visit www.tetonadv.com/mutual-fund-performance/ for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NetScout Systems Inc.	2.8%
Flowserve Corp.	2.8%
OPENLANE Inc.	2.7%
American Eagle Outfitters Inc.	2.7%
Advanced Energy Industries Inc.	2.7%
Patterson Cos. Inc.	2.6%
Mueller Water Products Inc.	2.6%
Ethan Allen Interiors Inc.	2.5%
Enerpac Tool Group Corp.	2.5%
AAR Corp.	2.4%

Portfolio Weighting (% of net assets)

Common Stocks	99.0%
U.S. Government Obligations	1.1%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Banking	12.6%
Health Care	10.6%
Retail	7.9%
Financial Services	6.4%
Computer Software and Services	6.2%
Electronics	5.6%
Energy and Utilities	5.4%
Semiconductors	5.3%
Business Services	5.2%
Other Industry sectors	34.9%
Other Assets and Liabilities (Net)	(0.1)%

TETON Westwood SmallCap Equity Fund

Annual Shareholder Report - September 30, 2024

Class A - WWSAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.tetonadv.com/mutual-fund-performance/.

Contact Us

Phone: (800) 422-3554

Email: info@tetonadv.com

Householding

If you wish to receive a copy of this document at a new address, contact (800) 422-3554

WWSAX-24-ATSR

(b)	Not applicable.

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(c)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(d)	Not applicable.

(e)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $131,504 in 2023 and $134,133 in 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 in 2023 and $0 in 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $24,020 in 2023 and $24,505 in 2024. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2023 and $0 in 2024.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Advisers, Inc., and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) N/A

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $24,020 in 2023 and $24,505 in 2024.

(h)	The audit committee of the registrant’s board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Convertible Securities Fund

Equity Fund

Balanced Fund

Annual Report

September 30, 2024

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.tetonadv.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Funds, you may call 800-937-8966 or send an email request to info@tetonadv.com.

Performance Discussion (Unaudited)

Mighty Mites Fund

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA of the TETON Westwood Mighty Mites Fund was 17.7%, compared with a total returns of 26.8% for the Russell 2000 Index and 16.9% for the Dow Jones U.S. Micro-Cap Total Stock Market Index.

SmallCap Equity Fund

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood SmallCap Equity Fund was 22.0%, compared with a total return of 26.8% for the Russell 2000 Index.

Convertible Securities Fund

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of the TETON Convertible Securities Fund was 11.7%, compared with a total return of 36.4% and 14.7% for the Standard & Poor’s (S&P) 500 Index and the ICE BofA U.S. Convertibles Index, respectively.

Equity Fund

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of the Equity Fund was 21.1%, compared with a total return of 36.4% for the S&P 500 Index.

Balanced Fund

To Our Shareholders,

For the fiscal year ended September 30, 2024, the net asset value (NAV) total return per Class AAA Share of the TETON Westwood Balanced Fund was 20.2%, compared with total return of 11.3% and 26.3% for the Bloomberg Government/Credit Bond Index and the common balanced benchmark comprised of 60% S&P 500 Index and 40% of the Bloomberg Government/Credit Bond Index, respectively.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of September 30, 2024:

TETON Westwood Mighty Mites Fund

Financial Services	13.9%
Diversified Industrial	13.3%
Equipment and Supplies	6.2%
Hotels and Gaming	5.6%
Electronics	5.5%
Machinery	5.2%
Aviation: Parts and Services	5.0%
Health Care	4.7%
Building and Construction	4.0%
Restaurants	3.6%
Food and Beverage	3.4%
Automotive: Parts and Accessories	2.7%
Manufactured Housing and Recreational Vehicles	2.4%
Consumer Products	2.2%
Real Estate	2.1%
Energy and Utilities: Water	2.1%
Business Services	2.0%
Aerospace and Defense	1.7%
Automotive	1.7%
Specialty Chemicals	1.7%
Computer Software and Services	1.6%
Agriculture	1.5%
Broadcasting	1.4%
Retail	1.2%
Energy and Utilities: Natural Gas	0.9%
Communications Equipment	0.7%
Environmental Control	0.6%
Consumer Services	0.6%
Energy and Utilities: Services	0.5%
Communications	0.4%
Educational Services	0.4%
Entertainment	0.4%
Telecommunications	0.4%
Publishing	0.3%
Semiconductors	0.3%
Metals and Mining	0.1%
U.S. Government Obligations	0.1%
Miscellaneous	0.0%*
Paper and Forest Products	0.0%*
Other Assets and Liabilities (Net)	(0.4)%
100.0%

*	Amount represents less than 0.05%.

TETON Westwood SmallCap Equity Fund

Banking	12.6%
Health Care	10.6%
Retail	7.9%
Financial Services	6.4%
Computer Software and Services	6.2%
Electronics	5.6%
Energy and Utilities	5.4%
Semiconductors	5.3%
Business Services	5.2%
Diversified Industrial	5.0%
Building and Construction	3.4%
Consumer Products	3.4%
Communications	2.8%
Equipment and Supplies	2.8%
Broadcasting	2.8%
Aviation: Parts and Services	2.7%
Machinery	2.6%
Real Estate	2.2%
Automotive	2.0%
Specialty Chemicals	1.4%
Transportation	1.3%
U.S. Government Obligations	1.1%
Materials	0.9%
Aerospace	0.5%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

TETON Convertible Securities Fund

Health Care	17.5%
Computer Software and Services	17.1%
Energy and Utilities: Services	13.8%
Energy and Utilities: Integrated	10.2%
Semiconductors	9.1%
Entertainment	4.5%
Financial Services	4.3%
Real Estate Investment Trusts	4.2%
Consumer Services	2.5%
Energy and Energy Services	2.2%
Telecommunications	2.2%
U.S. Government Obligations	2.1%
Diversified Industrial	1.6%
Metals and Mining	1.6%
Aerospace and Defense	1.5%
Specialty Chemicals	1.4%
Business Services	1.2%
Consumer Products	1.1%
Real Estate	1.0%
Transportation	0.7%
Other Assets and Liabilities (Net)	0.2%
100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Equity Fund

Financial Services	12.9%
Computer Software and Services	12.1%
Health Care	11.9%
Retail	9.6%
Equipment and Supplies	7.4%
Energy: Integrated	6.3%
Food and Beverage	5.9%
Real Estate	4.1%
Energy: Oil	3.7%
Computer Hardware	3.6%
Transportation	3.0%
Banking	2.9%
Business Services	2.5%
Commercial Services and Supplies	2.0%
Aerospace	2.0%
Diversified Industrial	1.9%
Air Freight and Logistics	1.9%
Electronics	1.8%
Energy and Energy Services	1.8%
Consumer Products	1.5%
Short Term Investment	1.2%
Other Assets and Liabilities (Net)	(0.0)%*
100.0%

*	Amount represents greater than (0.05)%.

TETON Westwood Balanced Fund

Financial Services	14.0%
Computer Software and Services	11.6%
Health Care	8.6%
U.S. Government Obligations	7.6%
Retail	6.6%
Equipment and Supplies	5.2%
Real Estate	4.7%
Food and Beverage	4.3%
Transportation	4.1%
Energy and Energy Services	3.9%
Energy: Oil	3.5%
Computer Hardware	3.0%
Diversified Industrial	3.0%
Semiconductors	2.6%
Energy: Integrated	2.5%
Banking	2.5%
Aerospace	1.9%
Consumer Services	1.7%
Electronics	1.6%
Business Services	1.6%
Air Freight and Logistics	1.4%
Automotive: Parts and Accessories	1.3%
Commercial Services and Supplies	1.2%
Consumer Products	0.9%
Telecommunications	0.4%
Short Term Investment	0.1%
Other Assets and Liabilities (Net)	0.2%
100.0%

TETON Westwood Mighty Mites Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 100.2%
	Aerospace and Defense — 1.7%
92,500	Allient Inc.	$2,193,610	$1,756,575
87,000	Avio SpA	1,182,317	1,191,182
96,500	Innovative Solutions and Support Inc.†	358,461	629,180
6,700	Kratos Defense & Security Solutions Inc.†	41,027	156,110
58,400	Park Aerospace Corp.	907,391	760,952
		4,682,806	4,493,999
	Agriculture — 1.5%
215	J.G. Boswell Co.	136,405	118,465
144,200	Limoneira Co.	2,570,858	3,821,300
29,500	S&W Seed Co.†	85,208	5,458
		2,792,471	3,945,223
	Automotive — 1.7%
10,000	Rush Enterprises Inc., Cl. A	66,485	528,300
61,727	Rush Enterprises Inc., Cl. B	549,634	2,959,810
44,900	Wabash National Corp.	84,761	861,631
		700,880	4,349,741
	Automotive: Parts and Accessories — 2.6%
80,228	Commercial Vehicle Group Inc.†	650,927	260,741
24,750	Dana Inc.	167,062	261,360
50,000	Garrett Motion Inc.†	381,000	409,000
3,200	Modine Manufacturing Co.†	27,227	424,928
7,800	Motorcar Parts of America Inc.†	102,503	57,642
80,000	Puradyn Filter Technologies Inc.†	13,773	0
33,200	Standard Motor Products Inc.	370,073	1,102,240
100,060	Strattec Security Corp.†	2,027,611	4,268,560
20,500	Titan International Inc.†	88,257	166,665
		3,828,433	6,951,136
	Aviation: Parts and Services — 5.0%
178,000	Astronics Corp.†	2,074,141	3,467,440
23,896	Astronics Corp., Cl. B†	144,646	469,556
141,000	Ducommun Inc.†	3,280,445	9,282,030
		5,499,232	13,219,026
	Broadcasting — 1.4%
3,500	Beasley Broadcast Group Inc., Cl. A†	228,772	37,660
10,000	Corus Entertainment Inc., Cl. B†	7,718	1,257
30,280	Dish TV India Ltd., GDR†	22,113	3,028
248,240	Gray Television Inc.	342,098	1,330,566
87,000	Gray Television Inc., Cl. A	629,140	605,520
32,000	Sinclair Inc.	51,619	489,600
117,000	Townsquare Media Inc., Cl. A	820,515	1,188,720
		2,101,975	3,656,351
	Building and Construction — 4.0%
59,059	Armstrong Flooring Inc.†	10,194	12
60,400	Gibraltar Industries Inc.†	1,375,430	4,223,772
5,000	Granite Construction Inc.	112,794	396,400
2,050	Herc Holdings Inc.	49,318	326,831
12,000	INNOVATE Corp.†	170,282	44,400
7,000	MYR Group Inc.†	121,474	715,610
Shares		Cost	Market Value
24,689	The Monarch Cement Co.	$676,434	$4,690,910
		2,515,926	10,397,935
	Business Services — 2.0%
36,900	Du-Art Film Laboratories Inc.†(a)	0	159,998
4,100	Du-Art Film Laboratories Inc.†(a)	0	17,778
3,000	ICF International Inc.	64,859	500,370
31,000	OPENLANE Inc.†	163,597	523,280
2,298,900	Trans-Lux Corp.†(b)	1,195,110	1,670,151
32,000	Viad Corp.†	737,233	1,146,560
32,000	Willdan Group Inc.†	807,376	1,310,400
		2,968,175	5,328,537
	Communications — 0.4%
20,000	Clearfield Inc.†	602,050	779,200
33,000	Ooma Inc.†	466,396	375,870
		1,068,446	1,155,070
	Communications Equipment — 0.7%
51,000	Anterix Inc.†	1,642,767	1,920,660

	Computer Software and Services — 1.6%
40,000	3D Systems Corp.†	136,586	113,600
518,000	Alithya Group Inc., Cl. A†	1,163,452	668,220
87,000	American Software Inc., Cl. A	727,628	973,530
4,000	Cardlytics Inc.†	41,253	12,800
45,000	DHI Group Inc.†	81,549	82,800
10,000	Digi International Inc.†	124,708	275,300
10,000	Materialise NV, ADR†	58,532	54,800
123,000	Mitek Systems Inc.†	686,211	1,066,410
24,600	Playstudios Inc.†	123,446	37,146
10,000	Red Violet Inc.†	250,591	284,500
1,000	Tyler Technologies Inc.†	16,928	583,720
1,605	Urgent.ly Inc.†	340,618	1,091
		3,751,502	4,153,917
	Consumer Products — 2.2%
14,000	Acme United Corp.	240,362	582,960
10,000	Bassett Furniture Industries Inc.	146,404	144,500
25,000	Glatfelter Corp.†	71,302	45,000
900,000	Goodbaby International Holdings Ltd.†	200,204	104,195
5,000	Johnson Outdoors Inc., Cl. A	145,741	181,000
184,000	Lifetime Brands Inc.	1,832,580	1,203,360
252,000	Marine Products Corp.	1,732,674	2,441,880
4,400	MarineMax Inc.†	78,993	155,188
10,200	Oil-Dri Corp. of America	204,623	703,698
5,700	PC Group Inc.†(a)	3,465	1
2,200,000	Playmates Holdings Ltd.	263,717	161,310
		4,920,065	5,723,092
	Consumer Services — 0.6%
143,000	1-800-Flowers.com Inc., Cl. A†	781,584	1,133,990
63,400	Bowlin Travel Centers Inc.†	86,945	240,603
3,500	Carriage Services Inc.	53,964	114,905
		922,493	1,489,498
	Diversified Industrial — 13.3%
175,600	American Outdoor Brands Inc.†	1,592,460	1,619,032
113,200	Ampco-Pittsburgh Corp.†	451,374	226,400

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
170,000	Burnham Holdings Inc., Cl. A(b)	$2,491,996	$2,337,500
34,200	Columbus McKinnon Corp.	484,432	1,231,200
169,591	Distribution Solutions Group Inc.†	1,071,890	6,530,950
98,000	Graham Corp.†	900,176	2,899,820
1,000	Griffon Corp.	10,020	70,000
17,000	Haulotte Group SA†	91,271	56,392
500	Hyster-Yale Inc.	14,150	31,885
291,200	Intevac Inc.†	1,325,381	990,080
2,000	John Bean Technologies Corp.	56,853	197,020
162,837	L.B. Foster Co., Cl. A†	2,356,924	3,326,760
5,600	MSA Safety Inc.	177,587	993,104
415,000	Myers Industries Inc.	7,310,085	5,735,300
172,419	Park-Ohio Holdings Corp.	3,411,681	5,293,263
19,300	RWC Inc.†(a)	304,448	154,400
4,400	Standex International Corp.	119,758	804,232
12,500	Steel Partners Holdings LP†	411,536	511,875
109,700	Tredegar Corp.†	1,239,078	799,713
103,000	Twin Disc Inc.	1,254,965	1,286,470
		25,076,065	35,095,396
	Educational Services — 0.4%
70,700	Universal Technical Institute Inc.†	196,625	1,149,582

	Electronics — 5.5%
80,000	Arlo Technologies Inc.†	229,001	968,800
3,750	Badger Meter Inc.	64,309	819,038
16,470	Bel Fuse Inc., Cl. A	247,293	1,637,612
82,200	CTS Corp.	785,599	3,976,836
44,000	Daktronics Inc.†	292,913	568,040
30,000	IMAX Corp.†	129,139	615,300
30,000	Kimball Electronics Inc.†	179,496	555,300
2,000	Mesa Laboratories Inc.	59,814	259,720
1,690	Methode Electronics Inc.	9,891	20,212
4,700	Napco Security Technologies Inc.	95,410	190,162
48,000	Stoneridge Inc.†	448,557	537,120
47,400	Ultra Clean Holdings Inc.†	96,849	1,892,682
111,000	Ultralife Corp.†	770,670	1,003,440
50,012	Vishay Precision Group Inc.†	1,269,471	1,295,311
		4,678,412	14,339,573
	Energy and Utilities: Natural Gas — 0.9%
94,330	RGC Resources Inc.	1,332,606	2,129,028
3,500	Unitil Corp.	167,989	212,030
		1,500,595	2,341,058
	Energy and Utilities: Services — 0.5%
195,000	Alvopetro Energy Ltd.	211,690	746,867
24,000	Dawson Geophysical Co.	62,929	37,920
58,000	RPC Inc.	104,842	368,880
6,500	Subsea 7 SA, ADR	23,304	104,455
		402,765	1,258,122
	Energy and Utilities: Water — 2.1%
31,820	Artesian Resources Corp., Cl. A	822,364	1,183,067
8,700	Cadiz Inc.†	71,966	26,361
21,300	California Water Service Group	430,157	1,154,886
			Market
Shares		Cost	Value
38,900	Consolidated Water Co. Ltd.	$405,941	$980,669
28,000	Energy Recovery Inc.†	79,387	486,920
5,000	Middlesex Water Co.	102,056	326,200
36,660	The York Water Co.	604,003	1,373,284
		2,515,874	5,531,387
	Entertainment — 0.4%
43,307	Borussia Dortmund GmbH & Co. KGaA†	266,536	176,197
1,500	Canterbury Park Holding Corp.	18,543	28,950
53,000	Sportech plc†(a)	218,767	59,521
6,500	TKO Group Holdings Inc.†	70,942	804,115
		574,788	1,068,783
	Environmental Control — 0.6%
15,000	Casella Waste Systems Inc., Cl. A†	57,949	1,492,350

	Equipment and Supplies — 6.2%
9,200	AZZ Inc.	344,980	760,012
97,890	Core Molding Technologies Inc.†	815,883	1,684,687
11,500	Federal Signal Corp.	75,689	1,074,790
20,000	Interpump Group SpA	112,726	932,374
34,200	Maezawa Kyuso Industries Co. Ltd.	92,537	302,202
50,000	Pitney Bowes Inc.	192,057	356,500
228,182	The Eastern Co.	4,301,246	7,404,506
60,000	The Gorman-Rupp Co.	1,378,151	2,337,000
17,200	The Manitowoc Co. Inc.†	206,904	165,464
86,300	Titan Machinery Inc.†	1,184,518	1,202,159
32,500	TransAct Technologies Inc.†	107,732	157,950
		8,812,423	16,377,644
	Financial Services — 13.9%
1,800	Ameris Bancorp	14,994	112,302
20,000	Atlantic American Corp.	74,504	34,000
26,000	Atlantic Union Bankshares Corp.	687,863	979,420
8,000	Bank7 Corp.	176,000	299,760
5,660	Berkshire Hills Bancorp Inc.	94,045	152,424
2,000	Burke & Herbert Financial Services Corp.	63,817	121,980
7,000	Cadence Bank	196,743	222,950
77,500	Capital City Bank Group Inc.	1,885,840	2,734,975
4,000	Capitol Federal Financial Inc.	44,332	23,360
14,000	Citizens & Northern Corp.	274,025	275,660
5,000	ConnectOne Bancorp Inc.	111,579	125,250
19,600	Crazy Woman Creek Bancorp Inc.†	377,259	646,800
2,500	Eagle Bancorp Inc.	52,126	56,450
172	Farmers & Merchants Bank of Long Beach	723,820	920,200
40,000	Farmers National Banc Corp.	333,870	604,800
20,000	First Internet Bancorp	400,000	685,200
299,000	Flushing Financial Corp.	4,601,667	4,359,420
71,000	FNB Corp.	688,413	1,001,810
32,116	FS Bancorp Inc.	589,634	1,428,841
10	Guaranty Corp., Cl. A†(a)	137,500	27,500
14,000	Hanover Bancorp Inc.	294,000	250,460
9,030	Hope Bancorp Inc.	47,336	113,417
66,791	I3 Verticals Inc., Cl. A†	1,040,582	1,423,316
15,500	ICC Holdings Inc.†	155,000	356,035
28,300	KKR & Co. Inc.	3,635	3,695,414

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
62,000	Legacy Housing Corp.†	$714,440	$1,695,700
700	LendingTree Inc.†	20,386	40,621
85,000	Medallion Financial Corp.	265,164	691,900
4,197	Northrim BanCorp Inc.	91,497	298,910
8,500	Pacific Premier Bancorp Inc.	225,522	213,860
15,000	Primis Financial Corp.	225,835	182,700
29,530	Renasant Corp.	318,692	959,725
19,000	Sandy Spring Bancorp Inc.	529,684	596,030
3,000	Seacoast Banking Corp. of Florida	92,978	79,950
3,600	Security National Corp.	336,038	507,600
65,000	Silvercrest Asset Management Group Inc., Cl. A	879,892	1,120,600
28,000	Southern First Bancshares Inc.†	1,158,760	954,240
4,600	Southside Bancshares Inc.	146,828	153,778
1,400	SouthState Corp.	45,316	136,052
21,000	Sprott Inc.	477,861	910,060
62,500	Stellar Bancorp Inc.	1,758,803	1,618,125
4,500	Territorial Bancorp Inc.	99,712	46,980
5,500	Thomasville Bancshares Inc.	209,436	366,850
4,500	Towne Bank	130,009	148,770
4,620	TrustCo Bank Corp. NY	106,260	152,783
7,400	United Bankshares Inc.	234,089	274,540
44,000	Valley National Bancorp	291,064	398,640
31,800	Value Line Inc.	314,878	1,478,700
38,410	Washington Trust Bancorp Inc.	858,892	1,237,186
63,000	Waterstone Financial Inc.	670,706	926,100
75,000	Western New England Bancorp Inc.	633,464	637,500
90,000	Wright Investors’ Service Holdings Inc.†	44,175	16,650
		23,948,965	36,496,294
	Food and Beverage — 3.4%
43,150	Andrew Peller Ltd., Cl. A	180,163	125,387
15,000	BellRing Brands Inc.†	210,000	910,800
1,900	Bridgford Foods Corp.†	32,687	17,309
77,500	Calavo Growers Inc.	2,050,229	2,211,075
20,000	ChromaDex Corp.†	51,837	73,000
113,000	Corby Spirit and Wine Ltd., Cl. A	1,672,955	1,066,125
267,500	Crimson Wine Group Ltd.†	2,313,977	1,687,925
424,309	Farmer Brothers Co.†	1,903,127	840,132
1,350	Hanover Foods Corp., Cl. A	101,654	85,050
450	Hanover Foods Corp., Cl. B	37,509	27,900
40,000	Iwatsuka Confectionery Co. Ltd.	690,017	714,698
800	J & J Snack Foods Corp.	11,532	137,696
10,000	Lifeway Foods Inc.†	104,645	259,200
3,800	Scheid Vineyards Inc., Cl. A†	42,493	22,325
4,000	T. Hasegawa Co. Ltd.	83,685	91,146
235,200	Tingyi (Cayman Islands) Holding Corp.	345,177	339,464
207,400	Vitasoy International Holdings Ltd.	108,284	147,536
23,000	Willamette Valley Vineyards Inc.†	88,087	80,040
		10,028,058	8,836,808
Shares		Cost	Market Value
	Health Care — 4.7%
50,000	Accuray Inc.†	$181,953	$90,000
5,000	Boiron SA	84,683	180,887
7,900	CareDx Inc.†	40,532	246,677
1,800	Collegium Pharmaceutical Inc.†	33,173	69,552
24,500	Cutera Inc.†	208,194	19,326
37,142	Electromed Inc.†	106,693	797,439
56,700	Exelixis Inc.†	108,014	1,471,365
195,000	InfuSystem Holdings Inc.†	592,673	1,306,500
4,854	LeMaitre Vascular Inc.	116,959	450,888
186,160	Neogen Corp.†	261,642	3,129,350
55,100	NeoGenomics Inc.†	178,571	812,725
10,000	Neuronetics Inc.†	29,855	7,598
1,500	Omnicell Inc.†	23,551	65,400
150,000	OPKO Health Inc.†	376,095	223,500
21,000	Option Care Health Inc.†	182,763	657,300
20,200	Orthofix Medical Inc.†	341,291	315,524
2,500	QuidelOrtho Corp.†	27,931	114,000
1,100	STERIS plc	43,860	266,794
54,761	United-Guardian Inc.	444,627	869,605
1,000	Utah Medical Products Inc.	25,584	66,910
2,500	Zealand Pharma A/S†	31,749	303,514
63,000	Zimvie Inc.†	1,107,668	999,810
		4,548,061	12,464,664
	Hotels and Gaming — 5.6%
15,200	Caesars Entertainment Inc.†	61,848	634,448
900	Churchill Downs Inc.	8,818	121,689
1,202,119	Full House Resorts Inc.†	3,279,251	6,034,637
64,000	Gambling.com Group Ltd.†	475,880	641,280
20,000	Genius Sports Ltd.†	81,525	156,800
101,500	Golden Entertainment Inc.	1,180,967	3,226,685
234,000	Inspired Entertainment Inc.†	1,394,693	2,169,180
14,413	PlayAGS Inc.†	101,988	164,164
107,000	The Marcus Corp.	1,340,855	1,612,490
		7,925,825	14,761,373
	Machinery — 5.2%
112,500	Astec Industries Inc.	3,873,053	3,593,250
4,400	DMG Mori AG	22,722	217,955
363,000	Gencor Industries Inc.†	2,298,238	7,572,180
11,200	Tennant Co.	316,709	1,075,648
9,520	The Middleby Corp.†	93,400	1,324,517
		6,604,122	13,783,550
	Manufactured Housing and Recreational Vehicles — 2.4%
300	Cavco Industries Inc.†	21,402	128,472
11,800	Champion Homes Inc.†	78,819	1,119,230
100,750	Nobility Homes Inc.	1,471,529	3,828,500
20,000	Winnebago Industries Inc.	175,053	1,162,200
		1,746,803	6,238,402
	Metals and Mining — 0.1%
18,000	Osisko Gold Royalties Ltd.	213,548	333,395
400,000	Tanami Gold NL†	17,082	9,126
		230,630	342,521
	Paper and Forest Products — 0.0%
50	Keweenaw Land Association Ltd.†	3,051	1,625

	Publishing — 0.3%
8,700	DallasNews Corp.	38,972	36,453
19,000	Lee Enterprises Inc.†	272,548	165,490

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Publishing (Continued)
310,000	The E.W. Scripps Co., Cl. A†	$1,453,699	$695,950
		1,765,219	897,893
	Real Estate — 2.1%
112,000	AmBase Corp.†	116,854	44,240
115,300	Capital Properties Inc., Cl. A	1,229,847	1,139,164
28,000	DREAM Unlimited Corp., Cl. A	309,437	698,318
35,881	FRP Holdings Inc.†	585,482	1,071,407
19,956	Gyrodyne LLC†	336,031	158,051
181,200	Reading International Inc., Cl. A†	1,168,341	295,356
74,530	Reading International Inc., Cl. B†	676,821	619,344
2,508	Royalty LLC†(a)	0	319
86,100	Tejon Ranch Co.†	1,654,003	1,511,055
36,000	Trinity Place Holdings Inc.†	68,996	1,440
		6,145,812	5,538,694
	Restaurants — 3.6%
51,000	Denny’s Corp.†	275,047	328,950
112,900	Nathan’s Famous Inc.	523,547	9,133,610
		798,594	9,462,560
	Retail — 1.2%
100,000	Arko Corp.	571,333	702,000
14,500	Big 5 Sporting Goods Corp.	75,889	30,305
23,500	Lands’ End Inc.†	279,288	405,845
29,100	Movado Group Inc.	313,730	541,260
14,000	Natural Grocers by Vitamin Cottage Inc.	197,578	415,660
62,200	Sportsman’s Warehouse Holdings Inc.†	414,981	168,562
31,800	Village Super Market Inc., Cl. A	734,660	1,010,922
		2,587,459	3,274,554
	Semiconductors — 0.3%
83,427	SkyWater Technology Inc.†	731,451	757,517

	Specialty Chemicals — 1.7%
10,500	Hawkins Inc.	188,763	1,338,435
3,500	Minerals Technologies Inc.	115,215	270,305
98,000	Navigator Holdings Ltd.	922,480	1,574,860
10,800	Neo Performance Materials Inc.	133,816	65,481
66,900	The General Chemical Group Inc.†(a)	6,021	0
183,285	Treatt plc	1,003,571	1,099,018
		2,369,866	4,348,099
	Telecommunications — 0.4%
36,000	A10 Networks Inc.	223,388	519,840
7,500	Frequency Electronics Inc.	72,131	90,600
2,306	NETGEAR Inc.†	32,445	46,258
30,000	Nuvera Communications Inc.†	219,358	240,000
800	Preformed Line Products Co.	70,887	102,464
2,400	Shenandoah Telecommunications Co.	13,960	33,864
		632,169	1,033,026
	TOTAL COMMON STOCKS	151,276,752	263,675,660
Shares		Cost	Market Value
	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
6,300	Jungheinrich AG	$17,633	$189,768

	TOTAL PREFERRED STOCKS	17,633	189,768

	RIGHTS — 0.0%
	Energy and Utilities: Services — 0.0%
85,500	Pineapple Energy Inc., CVR†	0	90,220

	Health Care — 0.0%
25,000	Paratek Pharmaceuticals Inc., CVR†	0	500

	Metals and Mining — 0.0%
60,000	Pan American Silver Corp., CVR†	44,994	25,500

	TOTAL RIGHTS	44,994	116,220

	WARRANTS — 0.0%
	Diversified Industrial — 0.0%
47,000	Ampco-Pittsburgh Corp., expire 08/01/25†	32,110	4,818

	Health Care — 0.0%
8,737	Option Care Health Inc., Cl. A, expire 06/30/25†	7,979	25,366
8,737	Option Care Health Inc., Cl. B, expire 06/20/25†	7,554	15,053
		15,533	40,419
	TOTAL WARRANTS	47,643	45,237

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$130,000	U.S. Treasury Bill,
	4.544%††, 12/26/24	128,604	128,601

	TOTAL U.S. GOVERNMENT OBLIGATIONS	128,604	128,601

	TOTAL MISCELLANEOUS INVESTMENTS — 0.0%(c)	37,484	36,378

	TOTAL INVESTMENTS — 100.4%	$151,553,110	264,191,864

	Other Assets and Liabilities (Net) — (0.4)%		(1,118,482)

	NET ASSETS — 100.0%		$263,073,382

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares. See Note 10.
(c)	Represents undisclosed, unrestricted securities which the Fund has held for less than one year.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 99.0%
	Aerospace — 0.5%
5,260	Hexcel Corp.	$214,874	$325,226

	Automotive — 2.0%
26,625	Rush Enterprises Inc., Cl. A	572,200	1,406,599

	Aviation: Parts and Services — 2.7%
26,311	AAR Corp.†	526,309	1,719,687
6,704	Standard Motor Products Inc.	215,460	222,573
		741,769	1,942,260
	Banking — 12.6%
15,533	Atlantic Union Bankshares Corp.	437,254	585,128
40,800	Banc of California Inc.	638,651	600,984
37,211	Columbia Banking System Inc.	1,005,203	971,579
21,500	Five Star Bancorp	485,843	639,195
7,000	Glacier Bancorp Inc.	147,883	319,900
29,050	OceanFirst Financial Corp.	579,382	540,040
42,100	Old National Bancorp	706,858	785,586
10,433	SouthState Corp.	702,009	1,013,879
28,800	USCB Financial Holdings Inc.	315,551	439,200
51,720	Valley National Bancorp	543,421	468,583
55,700	Veritex Holdings Inc.	1,427,976	1,466,024
20,100	WaFd Inc.	519,315	700,485
10,970	Washington Trust Bancorp Inc.	397,178	353,344
		7,906,524	8,883,927
	Broadcasting — 2.8%
168,388	Grupo Televisa SAB, ADR	378,722	431,073
74,707	IMAX Corp.†	1,185,310	1,532,241
		1,564,032	1,963,314
	Building and Construction — 3.4%
16,082	Champion Homes Inc.†	896,884	1,525,377
8,395	MYR Group Inc.†	350,904	858,221
		1,247,788	2,383,598
	Business Services — 5.2%
29,600	ABM Industries Inc.	1,067,935	1,561,696
4,600	FTI Consulting Inc.†	349,572	1,046,776
27,848	Heidrick & Struggles International Inc.	721,925	1,082,173
		2,139,432	3,690,645
	Communications — 2.8%
27,146	ATN International Inc.	597,948	877,902
78,307	Harmonic Inc.†	893,200	1,140,933
		1,491,148	2,018,835
	Computer Software and Services — 6.2%
93,171	NetScout Systems Inc.†	1,962,824	2,026,469
12,503	Progress Software Corp.	458,686	842,327
20,235	Teradata Corp.†	592,255	613,930
181,576	Vimeo Inc.†	815,578	916,959
		3,829,343	4,399,685
	Consumer Products — 3.4%
112,790	OPENLANE Inc.†	1,696,320	1,903,895
1,959	Oxford Industries Inc.	115,520	169,963
52,874	The Duckhorn Portfolio Inc.†	466,246	307,198
		2,278,086	2,381,056
Shares		Cost	Market Value
	Diversified Industrial — 5.0%
2,460	Albany International Corp., Cl. A	$156,589	$218,571
11,070	Apogee Enterprises Inc.	371,210	775,066
41,900	Enerpac Tool Group Corp.	885,291	1,755,191
19,664	Kennametal Inc.	521,994	509,887
6,460	Worthington Enterprises Inc.	310,653	267,767
		2,245,737	3,526,482
	Electronics — 5.6%
17,908	Advanced Energy Industries Inc.	1,193,842	1,884,638
23,000	FARO Technologies Inc.†	348,926	440,220
11,910	Sonos Inc.†	182,103	146,374
80,300	TTM Technologies Inc.†	1,076,777	1,465,475
		2,801,648	3,936,707
	Energy and Utilities — 5.4%
5,900	Diamondback Energy Inc.	188,260	1,017,160
40,400	Magnolia Oil & Gas Corp., Cl. A	508,204	986,568
32,900	Oceaneering International Inc.†	201,160	818,223
53,700	Patterson-UTI Energy Inc.	220,091	410,805
13,749	Riley Exploration Permian Inc.	360,194	364,211
37,600	Shoals Technologies Group Inc., Cl. A†	212,105	210,936
		1,690,014	3,807,903
	Equipment and Supplies — 2.8%
39,000	Flowserve Corp.	1,283,091	2,015,910

	Financial Services — 6.4%
14,100	First Interstate BancSystem Inc., Cl. A	331,914	432,588
16,821	Heritage Financial Corp.	282,134	366,193
8,280	Horace Mann Educators Corp.	289,733	289,386
16,105	Mercury General Corp.	518,418	1,014,293
17,881	Stewart Information Services Corp.	775,594	1,336,426
6,686	Stifel Financial Corp.	208,596	627,815
17,600	Univest Financial Corp.	484,444	495,264
		2,890,833	4,561,965
	Health Care — 10.6%
16,542	AMN Healthcare Services Inc.†	1,000,815	701,215
84,725	Axogen Inc.†	424,065	1,187,845
50,827	Embecta Corp.	784,314	716,661
6,360	Haemonetics Corp.†	465,719	511,217
21,914	Omnicell Inc.†	688,332	955,450
71,070	Orthofix Medical Inc.†	887,386	1,110,113
83,370	Patterson Cos. Inc.	1,913,058	1,820,801
15,800	Supernus Pharmaceuticals Inc.†	454,696	492,644
		6,618,385	7,495,946
	Machinery — 2.6%
83,400	Mueller Water Products Inc., Cl. A	951,803	1,809,780

	Materials — 0.9%
12,690	Avient Corp.	421,009	638,561

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate — 2.2%
23,467	Alpine Income Property Trust Inc., REIT	$405,067	$427,099
36,400	CareTrust REIT Inc.	696,589	1,123,304
		1,101,656	1,550,403
	Retail — 7.9%
14,071	Advance Auto Parts Inc.	781,825	548,628
84,586	American Eagle Outfitters Inc.	1,081,699	1,893,881
42,307	El Pollo Loco Holdings Inc.†	367,495	579,606
56,082	Ethan Allen Interiors Inc.	1,186,902	1,788,455
20,300	Urban Outfitters Inc.†	477,828	777,693
		3,895,749	5,588,263
	Semiconductors — 5.3%
35,945	Cohu Inc.†	1,133,238	923,787
7,266	FormFactor Inc.†	178,256	334,236
7,400	MKS Instruments Inc.	628,411	804,454
77,788	nLight Inc.†	877,480	831,554
1,625	Onto Innovation Inc.†	135,368	337,285
12,637	Ultra Clean Holdings Inc.†	325,821	504,595
		3,278,574	3,735,911
	Specialty Chemicals — 1.4%
14,296	Darling Ingredients Inc.†	469,597	531,239
6,243	Minerals Technologies Inc.	296,543	482,147
		766,140	1,013,386
	Transportation — 1.3%
17,513	The Greenbrier Companies Inc.	511,664	891,237

	TOTAL COMMON STOCKS	50,441,499	69,967,599

Principal
Amount
	U.S. GOVERNMENT OBLIGATIONS — 1.1%
$815,000	U.S. Treasury Bills,
	5.036% to 5.144%††, 10/31/24 to 11/29/24	808,979	809,368

	TOTAL U.S. GOVERNMENT OBLIGATIONS	808,979	809,368

	TOTAL INVESTMENTS — 100.1%	$51,250,478	70,776,967

	Other Assets and Liabilities (Net) — (0.1)%		(70,296)

	NET ASSETS — 100.0%		$70,706,671

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments — September 30, 2024

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 89.6%
	Aerospace and Defense — 1.5%
$100,000	Rocket Lab USA Inc.,
	4.250%, 02/01/29(a)	$101,649	$210,062

	Business Services — 1.2%
150,000	MicroStrategy Inc.,
	2.250%, 06/15/32(a)	150,000	166,500

	Computer Software and Services — 15.0%
275,000	Cardlytics Inc.,
	4.250%, 04/01/29(a)	204,985	146,643
400,000	CSG Systems International Inc.,
	3.875%, 09/15/28	397,497	400,600
200,000	Lumentum Holdings Inc.,
	1.500%, 12/15/29	201,993	233,134
200,000	PagerDuty Inc.,
	1.500%, 10/15/28(a)	200,000	200,996
300,000	Progress Software Corp.,
	3.500%, 03/01/30(a)	303,066	361,200
250,000	Rapid7 Inc.,
	1.250%, 03/15/29	246,204	236,136
100,000	Snowflake Inc.,
	Zero Coupon, 10/01/29(a)	100,000	103,250
160,000	Varonis Systems Inc.,
	1.000%, 09/15/29(a)	163,322	172,400
200,000	Vertex Inc.,
	0.750%, 05/01/29(a)	201,144	251,000
		2,018,211	2,105,359
	Consumer Products — 1.1%
150,000	Spectrum Brands Inc.,
	3.375%, 06/01/29(a)	148,007	156,036

	Consumer Services — 2.5%
80,000	Alibaba Group Holding Ltd.,
	0.500%, 06/01/31(a)(b)	86,586	98,460
200,000	Uber Technologies Inc., Ser. 2028,
	0.875%, 12/01/28(a)	200,260	250,900
		286,846	349,360
	Energy and Energy Services — 2.2%
250,000	Bloom Energy Corp.,
	3.000%, 06/01/28	248,197	230,413
75,000	WEC Energy Group Inc.,
	4.375%, 06/01/29(a)	75,000	83,362
		323,197	313,775
	Energy and Utilities: Integrated — 10.2%
528,000	Array Technologies Inc.,
	1.000%, 12/01/28	480,329	393,988
425,000	NextEra Energy Partners LP,
	2.500%, 06/15/26(a)	418,618	401,076
397,000	PG&E Corp.,
	4.250%, 12/01/27(a)	402,177	430,447
300,000	Sunnova Energy International Inc.,
	2.625%, 02/15/28	228,667	197,040
		1,529,791	1,422,551
	Energy and Utilities: Services — 13.8%
200,000	Fluor Corp.,
	1.125%, 08/15/29	239,560	245,200
Principal Amount		Cost	Market Value
$200,000	Kosmos Energy Ltd.,
	3.125%, 03/15/30(a)	$205,474	$185,450
300,000	Nabors Industries Inc.,
	1.750%, 06/15/29	226,438	234,893
400,000	Northern Oil & Gas Inc.,
	3.625%, 04/15/29	419,304	458,100
500,000	PPL Capital Funding Inc.,
	2.875%, 03/15/28	494,330	530,875
250,000	TXNM Energy Inc.,
	5.750%, 06/01/54(a)	250,000	272,284
		1,835,106	1,926,802
	Entertainment — 4.5%
250,000	Liberty Media Corp.,
	2.375%, 09/30/53(a)	269,459	299,625
300,000	Liberty Media Corp.-Liberty Formula One,
	2.250%, 08/15/27	290,921	331,172
		560,380	630,797
	Financial Services — 4.3%
300,000	Global Payments Inc.,
	1.500%, 03/01/31(a)	305,590	288,000
300,000	SoFi Technologies Inc.,
	1.250%, 03/15/29(a)	298,251	320,250
		603,841	608,250
	Health Care — 14.5%
275,000	Amphastar Pharmaceuticals Inc.,
	2.000%, 03/15/29	279,234	291,757
100,000	ANI Pharmaceuticals Inc.,
	2.250%, 09/01/29(a)	101,370	105,813
100,000	Coherus Biosciences Inc.,
	1.500%, 04/15/26	79,063	78,500
250,000	Evolent Health Inc.,
	3.500%, 12/01/29(a)	256,848	269,812
300,000	Halozyme Therapeutics Inc.,
	1.000%, 08/15/28	306,250	357,000
150,000	Immunocore Holdings plc,
	2.500%, 02/01/30(a)	151,471	129,882
365,000	Invacare Corp., Escrow,
	Zero Coupon, 05/08/28(c)	4	0
200,000	Jazz Investments I Ltd.,
	3.125%, 09/15/30(a)	209,543	209,300
250,000	Pacira BioSciences Inc.,
	2.125%, 05/15/29(a)	197,829	189,307
350,000	Sarepta Therapeutics Inc.,
	1.250%, 09/15/27	400,936	397,600
		1,982,548	2,028,971
	Metals and Mining — 1.6%
200,000	MP Materials Corp.,
	3.000%, 03/01/30(a)	199,572	220,229

	Real Estate — 1.0%
150,000	Summit Hotel Properties Inc.,
	1.500%, 02/15/26	137,011	141,966

	Real Estate Investment Trusts — 4.2%
250,000	Redfin Corp.,
	0.500%, 04/01/27	188,776	184,375

See accompanying notes to financial statements.

TETON Convertible Securities Fund

Schedule of Investments (Continued) — September 30, 2024

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Real Estate Investment Trusts (Continued)
$250,000	Redwood Trust Inc.,
	7.750%,06/15/27	$250,000	$250,500
150,000	Rexford Industrial Realty LP,
	4.125%, 03/15/29(a)	150,455	159,600
		589,231	594,475
	Semiconductors — 9.1%
400,000	indie Semiconductor Inc.,
	4.500%, 11/15/27(a)	409,916	356,000
250,000	MKS Instruments Inc.,
	1.250%, 06/01/30(a)	250,000	250,375
400,000	ON Semiconductor Corp.,
	0.500%, 03/01/29	391,299	405,900
250,000	OSI Systems Inc.,
	2.250%, 08/01/29(a)	252,405	260,479
		1,303,620	1,272,754
	Telecommunications — 2.2%
261,000	Infinera Corp.,
	3.750%, 08/01/28	254,954	300,453

	Transportation — 0.7%
100,000	Air Transport Services Group Inc.,
	3.875%, 08/15/29	100,000	94,410

	TOTAL CONVERTIBLE CORPORATE BONDS	12,123,964	12,542,750

Shares
	CONVERTIBLE PREFERRED STOCKS — 1.8%
	Health Care — 1.8%
11,225	Invacare Holdings Corp., Ser. A,
	9.000%(c)	280,625	252,563

	TOTAL CONVERTIBLE PREFERRED STOCKS	280,625	252,563

	MANDATORY CONVERTIBLE SECURITIES(d) — 6.3%
	Computer Software and Services — 2.1%
5,000	Hewlett Packard Enterprise Co.,
	7.625%, 09/01/27	251,650	302,550

	Diversified Industrial — 1.6%
4,500	Chart Industries Inc., Ser. B,
	6.750%, 12/15/25	223,050	226,125

	Health Care — 1.2%
3,000	BrightSpring Health Services Inc.,
	6.750%, 02/01/27	150,000	167,220

	Specialty Chemicals — 1.4%
4,250	Albemarle Corp.,
	7.250%, 03/01/27	205,748	191,250

	TOTAL MANDATORY CONVERTIBLE SECURITIES	830,448	887,145
Shares		Cost	Market Value
	COMMON STOCKS — 0.0%
	Health Care — 0.0%
5,023	Invacare Holdings Corp.†(c)	$0	$0

	TOTAL COMMON STOCKS	0	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.1%
$295,000	U.S. Treasury Bill,
	4.671%††, 12/19/24	292,012	292,085

	TOTAL U.S. GOVERNMENT OBLIGATIONS	292,012	292,085

	TOTAL INVESTMENTS — 99.8%	$13,527,049	13,974,543

	Other Assets and Liabilities (Net) — 0.2%		29,085

	NET ASSETS — 100.0%		$14,003,628

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	At September 30, 2024, the Fund held an investment in a restricted and illiquid security amounting to $98,460 or 0.70% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Principal Amount	Issuer	Acquisition Dates	Acquisition Cost	09/30/24 Carrying Value Per Bond
$80,000	Alibaba Group Holding Ltd.,
	0.500%, 06/01/31	05/23/24 - 09/25/24	$86,600	$123.0750

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 98.8%
	Aerospace — 2.0%
3,091	General Dynamics Corp.	$885,218	$934,100

	Air Freight and Logistics — 1.9%
3,107	FedEx Corp.	713,566	850,324

	Banking — 2.9%
33,328	Bank of America Corp.	1,074,060	1,322,455

	Business Services — 2.5%
4,234	Visa Inc., Cl. A	943,284	1,164,138

	Commercial Services and Supplies — 2.0%
4,502	Waste Management Inc.	827,738	934,615

	Computer Hardware — 3.6%
3,999	Apple Inc.	645,625	931,767
19,678	HP Inc.	714,354	705,850
		1,359,979	1,637,617
	Computer Software and Services — 12.1%
2,942	Accenture plc, Cl. A	884,433	1,039,938
5,448	Alphabet Inc., Cl. A	541,640	903,551
2,164	CACI International Inc., Cl. A†	654,516	1,091,868
3,289	Microsoft Corp.	762,617	1,415,257
3,953	Salesforce Inc.	915,017	1,081,975
		3,758,223	5,532,589
	Consumer Products — 1.5%
6,462	Church & Dwight Co. Inc.	581,478	676,701

	Diversified Industrial — 1.9%
4,209	Honeywell International Inc.	751,422	870,042

	Electronics — 1.8%
10,340	Microchip Technology Inc.	779,593	830,199

	Energy and Energy Services — 1.8%
3,642	EOG Resources Inc.	340,578	447,711
2,751	Valero Energy Corp.	391,808	371,468
		732,386	819,179
	Energy: Integrated — 6.3%
7,494	DTE Energy Co.	788,138	962,304
11,358	NextEra Energy Inc.	517,359	960,092
9,806	WEC Energy Group Inc.	909,039	943,141
		2,214,536	2,865,537
	Energy: Oil — 3.7%
5,434	Chevron Corp.	668,205	800,265
7,461	Exxon Mobil Corp.	863,332	874,579
		1,531,537	1,674,844
	Equipment and Supplies — 7.4%
6,545	Boise Cascade Co.	892,901	922,714
3,367	Danaher Corp.	844,091	936,093
2,377	Hubbell Inc.	746,839	1,018,188
1,880	Littelfuse Inc.	454,855	498,670
		2,938,686	3,375,665
	Financial Services — 12.9%
3,104	Arthur J. Gallagher & Co.	566,171	873,372
1,946	Berkshire Hathaway Inc., Cl. B†	553,285	895,666
7,482	JPMorgan Chase & Co.	1,047,987	1,577,654
2,260	The Goldman Sachs Group Inc.	791,950	1,118,949
Shares		Cost	Market Value
2,164	The Progressive Corp.	$279,957	$549,137
15,438	Wells Fargo & Co.	641,236	872,093
		3,880,586	5,886,871
	Food and Beverage — 5.9%
2,122	Domino’s Pizza Inc.	828,782	912,757
5,501	PepsiCo Inc.	591,565	935,445
4,423	The Hershey Co.	927,653	848,243
		2,348,000	2,696,445
	Health Care — 11.9%
12,111	Abbott Laboratories	1,339,459	1,380,775
3,857	Becton Dickinson & Co.	806,912	929,923
9,595	Johnson & Johnson	1,555,570	1,554,966
2,711	UnitedHealth Group Inc.	898,116	1,585,067
		4,600,057	5,450,731
	Real Estate — 4.1%
8,461	Federal Realty Investment Trust, REIT	879,753	972,761
7,251	Prologis Inc., REIT	816,318	915,656
		1,696,071	1,888,417
	Retail — 9.6%
5,800	Darden Restaurants Inc.	954,215	951,954
3,341	McDonald’s Corp.	909,772	1,017,368
796	O’Reilly Automotive Inc.†	626,808	916,674
1,331	The Home Depot Inc.	226,033	539,321
11,760	Walmart Inc.	534,583	949,620
		3,251,411	4,374,937
	Transportation — 3.0%
5,477	Union Pacific Corp.	1,020,584	1,349,971

	TOTAL COMMON STOCKS	35,888,415	45,135,377

	SHORT TERM INVESTMENT — 1.2%
	Other Investment Companies — 1.2%
526,158	Dreyfus Treasury Securities Cash Management, 4.880%*	526,158	526,158

	TOTAL SHORT TERM INVESTMENT	526,158	526,158

	TOTAL INVESTMENTS — 100.0%	$36,414,573	45,661,535

	Other Assets and Liabilities (Net) — (0.0)%		(21,508)

	NET ASSETS — 100.0%		$45,640,027

*	1 day yield as of September 30, 2024.
†	Non-income producing security.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — September 30, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 65.0%
	Aerospace — 1.2%
1,530	General Dynamics Corp.	$439,222	$462,366

	Air Freight and Logistics — 1.4%
1,905	FedEx Corp.	441,399	521,360

	Automotive: Parts and Accessories — 1.3%
434	O’Reilly Automotive Inc.†	317,810	499,794

	Banking — 1.3%
12,891	Bank of America Corp.	551,260	511,515

	Business Services — 1.6%
2,211	Visa Inc., Cl. A	492,047	607,915

	Commercial Services and Supplies — 1.2%
2,224	Waste Management Inc.	413,269	461,702

	Computer Hardware — 2.2%
2,088	Apple Inc.	391,187	486,504
10,275	HP Inc.	372,400	368,564
		763,587	855,068
	Computer Software and Services — 9.8%
1,485	Accenture plc, Cl. A	406,404	524,918
2,519	Alphabet Inc., Cl. A	336,062	417,776
1,054	CACI International Inc.,Cl. A†	322,219	531,806
864	Cadence Design Systems Inc.†	117,276	234,170
3,576	Microsoft Corp.	1,033,949	1,538,753
1,973	Salesforce Inc.	451,877	540,030
		2,667,787	3,787,453
	Consumer Products — 0.9%
3,358	Church & Dwight Co. Inc.	297,610	351,650

	Consumer Services — 1.7%
3,495	Amazon.com Inc.†	500,372	651,223

	Diversified Industrial — 1.2%
2,265	Honeywell International Inc.	431,288	468,198

	Electronics — 1.6%
4,543	Microchip Technology Inc.	329,546	364,758
282	Monolithic Power Systems Inc.	105,701	260,709
		435,247	625,467
	Energy and Energy Services — 1.1%
1,846	EOG Resources Inc.	236,449	226,929
1,589	Valero Energy Corp.	225,930	214,563
		462,379	441,492
	Energy: Integrated — 2.5%
2,492	DTE Energy Co.	264,479	319,998
3,597	NextEra Energy Inc.	135,144	304,054
3,566	WEC Energy Group Inc.	341,087	342,978
		740,710	967,030
	Energy: Oil — 1.9%
2,497	Chevron Corp.	337,982	367,733
3,242	Exxon Mobil Corp.	376,306	380,027
		714,288	747,760
	Equipment and Supplies — 5.2%
2,923	Amphenol Corp., Cl. A	96,080	190,463
3,219	Boise Cascade Co.	439,022	453,815
1,961	Danaher Corp.	493,798	545,197
Shares		Cost	Market Value
1,311	Hubbell Inc.	$413,489	$561,567
954	Littelfuse Inc.	231,378	253,048
		1,673,767	2,004,090
	Financial Services — 7.3%
1,438	Arthur J. Gallagher & Co.	269,812	404,610
841	Berkshire Hathaway Inc., Cl. B†	243,958	387,079
3,709	JPMorgan Chase & Co.	651,418	782,080
1,096	The Goldman Sachs Group Inc.	385,610	542,640
1,186	The Progressive Corp.	158,398	300,959
7,008	Wells Fargo & Co.	290,405	395,882
		1,999,601	2,813,250
	Food and Beverage — 2.2%
2,783	PepsiCo Inc.	372,917	473,249
1,861	The Hershey Co.	392,618	356,903
		765,535	830,152
	Health Care — 7.2%
6,209	Abbott Laboratories	684,929	707,888
1,967	Becton Dickinson & Co.	439,550	474,244
4,636	Johnson & Johnson	767,497	751,310
1,415	UnitedHealth Group Inc.	470,779	827,322
		2,362,755	2,760,764
	Real Estate — 2.7%
4,279	Federal Realty Investment Trust, REIT	446,562	491,956
4,263	Prologis Inc., REIT	516,873	538,332
		963,435	1,030,288
	Retail — 5.7%
2,804	Darden Restaurants Inc.	462,633	460,221
1,057	Domino’s Pizza Inc.	416,331	454,658
1,642	McDonald’s Corp.	448,327	500,005
659	The Home Depot Inc.	136,844	267,027
6,132	Walmart Inc.	286,754	495,159
		1,750,889	2,177,070
	Semiconductors — 2.0%
6,197	NVIDIA Corp.	295,148	752,564

	Transportation — 1.8%
2,859	Union Pacific Corp.	559,085	704,686

	TOTAL COMMON STOCKS	20,038,490	25,032,857

Principal
Amount
	CORPORATE BONDS — 26.3%
	Aerospace — 0.7%
$255,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
	4.450%, 10/01/25	259,587	254,375

	Banking — 1.2%
450,000	Fifth Third Bancorp,
	2.375%, 01/28/25	449,992	446,400

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — September 30, 2024

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Computer Hardware — 0.8%
$295,000	Dell International LLC/EMC Corp.,
	5.750%, 02/01/33	$293,457	$316,432

	Computer Software and Services — 1.8%
250,000	Cloud Software Group Inc.,
	6.500%, 03/31/29	230,584	248,560
	Oracle Corp.
240,000	6.250%, 11/09/32	240,381	265,437
135,000	6.900%, 11/09/52	135,539	162,701
		606,504	676,698
	Diversified Industrial — 1.8%
510,000	Cabot Corp.,
	4.000%, 07/01/29	509,210	506,027
191,000	Jabil Inc.,
	1.700%, 04/15/26	191,119	183,015
		700,329	689,042
	Energy and Energy Services — 2.8%
	Energy Transfer LP
330,000	7.125% (a)(b)	282,150	337,723
250,000	6.000%, 02/01/29	239,928	256,213
235,000	6.250%, 04/15/49	272,878	246,975
260,000	Plains All American Pipeline LP/PAA Finance Corp.,
	3.800%, 09/15/30	269,306	247,750
		1,064,262	1,088,661
	Energy: Oil — 1.6%
10,000	Civitas Resources Inc.,
	8.375%, 07/01/28	10,000	10,409
95,000	Diamondback Energy Inc.,
	6.250%, 03/15/33	98,768	102,304
275,000	MPLX LP,
	2.650%, 08/15/30	274,271	247,378
259,000	Piedmont Natural Gas Co. Inc.,
	5.050%, 05/15/52	257,554	249,257
		640,593	609,348
	Financial Services — 6.7%
210,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 3.26%),
	6.992%, 06/13/29(b)	210,047	222,019
500,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.21%),
	2.572%, 10/20/32(b)	488,049	438,157
500,000	Bank of Montreal, MTN,
	2.650%, 03/08/27	494,254	483,442
405,000	Blue Owl Capital Corp.,
	3.400%, 07/15/26	404,843	392,189
500,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.28%),
	3.070%, 02/24/28(b)	495,716	486,000
370,000	HSBC Holdings plc, (U.S. Secured Overnight Financing Rate + 3.03%),
	7.336%, 11/03/26(b)	370,000	380,605
Principal Amount		Cost	Market Value
$190,000	State Street Corp., Ser. I, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.61%),
	6.700% (a)(b)	$190,389	$197,200
		2,653,298	2,599,612
	Food and Beverage — 2.1%
250,000	Performance Food Group Inc.,
	6.125%, 09/15/32	253,801	256,005
250,000	Pilgrim’s Pride Corp.,
	6.250%, 07/01/33	247,967	265,866
380,000	The J.M. Smucker Co.,
	3.550%, 03/15/50	386,695	284,913
		888,463	806,784
	Health Care — 0.6%
225,000	CHS/Community Health Systems Inc.,
	10.875%, 01/15/32	243,158	248,289

	Real Estate — 2.0%
150,000	Brixmor Operating Partnership LP,
	2.250%, 04/01/28	149,889	138,297
200,000	Iron Mountain Inc.,
	5.000%, 07/15/28	187,386	197,556
250,000	MPT Operating Partnership LP/MPT Finance Corp.,
	4.625%, 08/01/29	200,622	201,573
265,000	Realty Income Corp.,
	2.850%, 12/15/32	274,701	231,569
		812,598	768,995
	Retail — 0.9%
200,000	AutoZone Inc.,
	1.650%, 01/15/31	198,578	168,745
200,000	CVS Health Corp.,
	3.250%, 08/15/29	201,686	188,903
		400,264	357,648
	Semiconductors — 0.6%
235,000	Broadcom Inc.,
	4.150%, 11/15/30	258,949	231,728

	Telecommunications — 0.4%
270,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp.,
	3.700%, 04/01/51	277,252	171,918

	Transportation — 2.3%
875,000	AP Moller - Maersk A/S,
	4.500%, 06/20/29	872,172	883,912

	TOTAL CORPORATE BONDS	10,420,878	10,149,842

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — September 30, 2024

Principal Amount		Cost	Market Value
	CONVERTIBLE CORPORATE BONDS — 0.8%
	Health Care — 0.8%
$325,000	Exact Sciences Corp.,
	0.375%, 03/15/27	$349,722	$315,575

	TOTAL CONVERTIBLE CORPORATE BONDS	349,722	315,575

	U.S. GOVERNMENT OBLIGATIONS — 7.6%
	U.S. Treasury Bonds — 3.6%
365,000	2.500%, 02/15/45	333,935	278,740
565,000	2.500%, 05/15/46	572,231	425,494
285,000	2.250%, 08/15/46	299,199	203,875
235,000	1.875%, 02/15/51	215,921	147,086
410,000	3.000%, 08/15/52	342,601	329,137
		1,763,887	1,384,332
	U.S. Treasury Notes — 4.0%
375,000	3.750%, 08/31/26	373,816	375,542
1,150,000	3.875%, 08/15/34	1,150,545	1,156,918
		1,524,361	1,532,460
	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,288,248	2,916,792

Shares
	SHORT TERM INVESTMENT — 0.1%
	Other Investment Companies — 0.1%
27,829	Dreyfus Treasury Securities Cash Management, 4.880%*	27,829	27,829

	TOTAL SHORT TERM INVESTMENT	27,829	27,829

	TOTAL INVESTMENTS — 99.8%	$34,125,167	38,442,895

	Other Assets and Liabilities (Net) — 0.2%		83,516

	NET ASSETS — 100.0%		$38,526,411

†	Non-income producing security.
(a)	Security is perpetual and has no stated maturity date.
(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of September 30, 2024.
*	1 day yield as of September 30, 2024.

MTN	Medium Term Note
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

September 30, 2024

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Assets:
Investments, at value (Cost $147,866,004, $51,250,478, and $13,527,049, respectively)	$260,184,213	$70,776,967	$13,974,543
Investments in affiliates, at value (Cost $3,687,106)	4,007,651	—	—
Cash	1,726	—	537
Foreign currency, at value (Cost $2,648)	2,640	—	—
Receivable for Fund shares sold	118,145	14,435	—
Receivable for investments sold	74,508	—	200,620
Receivable from Adviser	—	31,822	21,167
Dividends and interest receivable	161,628	39,536	72,449
Prepaid expenses	42,343	45,332	39,504
Total Assets	264,592,854	70,908,092	14,308,820

Liabilities:			—
Payable to bank	—	73,620
Payable for investments purchased	—	—	209,977
Payable for Fund shares redeemed	852,524	465	—
Payable for investment advisory fees	204,516	56,888	11,732
Payable for distribution fees	35,631	5,234	1,974
Payable for accounting fees	13,821	11,250	—
Payable for custodian fees	10,401	2,334	14,215
Payable for legal and audit fees	53,450	42,533	34,910
Payable for shareholder communications expenses	125,508	3,871	15,344
Payable for shareholder services fees	221,261	3,481	11,039
Other accrued expenses	2,360	1,745	6,001
Total Liabilities	1,519,472	201,421	305,192

Commitments and Contingencies (See Note 3)
Net Assets	$263,073,382	$70,706,671	$14,003,628

Net Assets Consist of:
Paid-in capital	$152,652,945	$42,854,291	$13,686,818
Total distributable earnings	110,420,437	27,852,380	316,810
Net Assets	$263,073,382	$70,706,671	$14,003,628

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$69,834,247	$9,155,604	$3,283,433
Shares of beneficial interest outstanding	4,349,456	337,716	267,189
Net Asset Value, offering, and redemption price per share	$16.06	$27.11	$12.29
Class A:
Net assets	$63,424,128	$9,670,163	$2,181,062
Shares of beneficial interest outstanding	4,205,085	380,938	170,332
Net Asset Value and redemption price per share	$15.08	$25.39	$12.80
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$15.71	$26.45	$13.33
Class C:
Net assets	$10,721,301	$1,818,797	$1,082,772
Shares of beneficial interest outstanding	890,649	89,082	78,308
Net Asset Value and offering price per share (a)	$12.04	$20.42	$13.83
Class I:
Net assets	$119,093,706	$50,062,107	$7,456,361
Shares of beneficial interest outstanding	7,152,587	1,761,452	604,518
Net Asset Value, offering, and redemption price per share	$16.65	$28.42	$12.33

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

September 30, 2024

	Equity Fund	Balanced Fund
Assets:
Investments, at value (Cost $36,414,573 and $34,125,167, respectively)	$45,661,535	$38,442,895
Receivable for Fund shares sold	1,735	—
Dividends and interest receivable	22,513	144,089
Prepaid expenses	49,395	47,681
Total Assets	45,735,178	38,634,665
Liabilities:
Payable for Fund shares redeemed	—	12,741
Payable for investment advisory fees	37,170	23,598
Payable for distribution fees	9,056	7,599
Payable for custodian fees	2,740	13,557
Payable for legal and audit fees	34,910	34,910
Payable for shareholder communications expenses	2,996	8,137
Payable for shareholder services fees	6,507	5,946
Other accrued expenses	1,772	1,766
Total Liabilities	95,151	108,254
Net Assets	$45,640,027	$38,526,411

Net Assets Consist of:
Paid-in capital	$33,289,619	$32,282,531
Total distributable earnings	12,350,408	6,243,880
Net Assets	$45,640,027	$38,526,411

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$43,651,730	$29,661,036
Shares of beneficial interest outstanding	3,597,589	2,734,878
Net Asset Value, offering, and redemption price per share	$12.13	$10.85
Class A:
Net assets	$793,850	$5,040,597
Shares of beneficial interest outstanding	65,467	460,471
Net Asset Value and redemption price per share	$12.13	$10.95
Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$12.64	$11.41
Class C:
Net assets	$12,960	$628,117
Shares of beneficial interest outstanding	1,197	56,554
Net Asset Value and offering price per share (a)	$10.83	$11.11
Class I:
Net assets	$1,181,487	$3,196,661
Shares of beneficial interest outstanding	97,841	295,394
Net Asset Value, offering, and redemption price per share	$12.08	$10.82

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Year Ended September 30, 2024

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $62,142, $1,682, and $0, respectively)	$4,114,993	$1,156,531	$48,383
Dividends - affiliated	526,285	—	—
Interest	22,910	135,954	565,206
Total Investment Income	4,664,188	1,292,485	613,589
Expenses:
Investment advisory fees	3,090,818	713,437	171,035
Distribution fees - Class AAA	187,406	21,184	8,074
Distribution fees - Class A	168,067	20,762	5,558
Distribution fees - Class C	139,429	21,617	12,290
Accounting fees	45,000	45,000	—
Custodian fees	71,297	12,232	10,997
Legal and audit fees	94,435	52,027	40,279
Registration expenses	29,942	29,741	34,898
Shareholder communications expenses	174,498	42,548	26,326
Shareholder services fees	320,777	19,069	11,221
Trustees’ fees	86,702	19,555	4,756
Interest expense	32,546	103	551
Miscellaneous expenses	37,778	14,424	13,663
Total Expenses	4,478,695	1,011,699	339,648
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(232,117)	(158,916)
Custodian fee credits	—	(147)	(152)
Advisory fee reduction on unsupervised assets (See Note 3)	(125,231)	—	—
Expenses paid indirectly by broker (See Note 6)	(4,738)	(2,332)	(177)
Total Reimbursements, Waivers, Reductions, and Credits	(129,969)	(234,596)	(159,245)
Net Expenses	4,348,726	777,103	180,403
Net Investment Income	315,462	515,382	433,186

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	67,451,219	8,588,474	303,144
Net realized gain on investments - affiliated	8,972,202	—	—
Net realized gain on redemptions in-kind	755,678	—	—
Net realized loss on foreign currency transactions	(7,157)	—	—
Net realized gain on investments and foreign currency transactions	77,171,942	8,588,474	303,144
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	(22,498,034)	4,826,093	1,052,128
on investments - affiliated	(4,060,540)	—	—
on foreign currency translations	1,624	(3)	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	(26,556,950)	4,826,090	1,052,128
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	50,614,992	13,414,564	1,355,272
Net Increase in Net Assets Resulting from Operations	$50,930,454	$13,929,946	$1,788,458

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Year Ended September 30, 2024

	Equity Fund	Balanced Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0 and $0, respectively)	$896,743	$424,864
Interest	20,249	571,570
Total Investment Income	916,992	996,434
Expenses:
Investment advisory fees	441,381	281,878
Distribution fees - Class AAA	105,562	72,630
Distribution fees - Class A	1,851	12,261
Distribution fees - Class C	120	7,621
Custodian fees	9,578	11,401
Legal and audit fees	40,676	39,819
Registration expenses	22,498	24,979
Shareholder communications expenses	30,612	29,189
Shareholder services fees	25,152	19,021
Trustees’ fees	11,874	10,110
Interest expense	355	571
Miscellaneous expenses	12,801	12,466
Total Expenses	702,460	521,946
Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—
Advisory fee reduction on unsupervised assets (See Note 3)	—	—
Expenses paid indirectly by broker (See Note 6)	(1,926)	(1,841)
Total Reimbursements, Waivers, Reductions, and Credits	(1,926)	(1,841)
Net Expenses	700,534	520,105
Net Investment Income	216,458	476,329

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	3,074,542	1,967,315
Net realized gain on investments - affiliated	—	—
Net realized gain on foreign currency transactions	—	—
Net realized gain on investments and foreign currency transactions	3,074,542	1,967,315
Net change in unrealized appreciation/depreciation:
on investments - unaffiliated	5,157,125	4,476,426
on investments - affiliated	—	—
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	5,157,125	4,476,426
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	8,231,667	6,443,741
Net Increase in Net Assets Resulting from Operations	$8,448,125	$6,920,070

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets

For the Year Ended September 30,

	Mighty Mites Fund
	2024	2023
Operations:
Net investment income	$315,462	$1,436,522
Net realized gain/(loss) on investments and foreign currency transactions	76,416,264	70,385,508
Net realized gain on redemptions in-kind	755,678	3,330,066
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(26,556,950)	(11,587,171)
Net Increase in Net Assets Resulting from Operations	50,930,454	63,564,925

Distributions to Shareholders:
Accumulated earnings
Class AAA	(29,707,098)	(11,164,408)
Class A	(26,539,959)	(9,626,296)
Class C	(5,516,876)	(3,076,929)
Class I	(62,081,812)	(33,844,855)
Total Distributions to Shareholders	(123,845,745)	(57,712,488)

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	1,035,602	2,567,651
Class A	9,322,734	9,925,813
Class C	413,016	898,544
Class I	19,514,710	29,415,843
	30,286,062	42,807,851
Proceeds from reinvestment of distributions
Class AAA	28,933,355	10,872,699
Class A	23,437,080	8,304,405
Class C	5,481,709	3,034,798
Class I	53,174,025	25,597,381
	111,026,169	47,809,283
Cost of shares redeemed
Class AAA	(25,770,769)	(16,254,457)
Class A	(25,353,583)	(19,023,694)
Class C	(9,971,991)	(11,957,744)
Class I	(126,169,955)	(113,755,096)
	(187,266,298)	(160,990,991)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(45,954,067)	(70,373,857)

Redemption Fees	153	14

Net Increase/(Decrease) in Net Assets	(118,869,205)	(64,521,406)

Net Assets:
Beginning of year	381,942,587	446,463,993
End of year	$263,073,382	$381,942,587

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Continued)

For the Year Ended September 30,

SmallCap Equity Fund		Convertible Securities Fund		Equity Fund		Balanced Fund
2024	2023	2024	2023	2024	2023	2024	2023

$515,382	$532,116	$433,186	$618,124	$216,458	$234,454	$476,329	$474,197
8,588,474	930,537	303,144	(7,481)	3,074,542	1,749,578	1,967,315	842,419
—	—	—	—	—	—	—	—
4,826,090	4,291,987	1,052,128	735,173	5,157,125	2,575,378	4,476,426	2,549,519
13,929,946	5,754,640	1,788,458	1,345,816	8,448,125	4,559,410	6,920,070	3,866,135

(231,052)	(123,982)	(88,598)	(466,866)	(2,068,035)	(3,192,830)	(980,170)	(2,418,152)
(215,981)	(109,934)	(57,491)	(360,197)	(35,880)	(59,410)	(164,423)	(424,683)
(58,382)	(24,161)	(20,846)	(293,965)	(479)	(1,829)	(22,045)	(45,380)
(1,603,399)	(760,837)	(278,407)	(3,107,468)	(63,916)	(155,555)	(102,852)	(254,204)
(2,108,814)	(1,018,914)	(445,342)	(4,228,496)	(2,168,310)	(3,409,624)	(1,269,490)	(3,142,419)

475,147	865,822	26,980	19,834	208,691	370,604	509,549	310,927
1,480,216	1,962,608	146,659	71,017	8,046	8,069	530,516	53,827
215,454	1,295,436	34,772	77,098	—	—	166,879	547,576
12,466,099	31,333,039	696,074	2,413,963	85,213	143,768	860,607	513,313
14,636,916	35,456,905	904,485	2,581,912	301,950	522,441	2,067,551	1,425,643

229,238	122,746	87,633	463,757	2,006,322	3,077,989	951,866	2,350,696
215,351	109,733	57,480	357,689	34,840	57,984	161,003	411,206
58,382	24,161	20,768	293,074	479	1,829	22,045	45,380
1,603,193	760,165	277,974	3,105,507	63,415	151,069	102,852	254,204
2,106,164	1,016,805	443,855	4,220,027	2,105,056	3,288,871	1,237,766	3,061,486

(606,028)	(1,406,921)	(453,230)	(827,310)	(4,919,765)	(5,212,589)	(4,090,736)	(6,764,738)
(557,739)	(1,372,741)	(453,974)	(1,334,485)	(43,511)	(186,950)	(1,193,806)	(1,467,058)
(1,173,450)	(1,099,150)	(606,445)	(1,941,151)	—	(16,324)	(565,539)	(202,014)
(23,598,831)	(18,625,991)	(7,404,299)	(19,206,360)	(320,543)	(1,096,522)	(922,619)	(1,323,937)
(25,936,048)	(22,504,803)	(8,917,948)	(23,309,306)	(5,283,819)	(6,512,385)	(6,772,700)	(9,757,747)
(9,192,968)	13,968,907	(7,569,608)	(16,507,367)	(2,876,813)	(2,701,073)	(3,467,383)	(5,270,618)

121	1,905	—	—	—	—	—	—

2,628,285	18,706,538	(6,226,492)	(19,390,047)	3,403,002	(1,551,287)	2,183,197	(4,546,902)

68,078,386	49,371,848	20,230,120	39,620,167	42,237,025	43,788,312	36,343,214	40,890,116
$70,706,671	$68,078,386	$14,003,628	$20,230,120	$45,640,027	$42,237,025	$38,526,411	$36,343,214

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(e)	Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2024	$20.86	$0.00 (c)	$3.07	$3.07	$(0.07)	$(7.80)	$(7.87)	$0.00	$16.06	17.73%	$69,834	0.02%	1.50%	1.54%	2%
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23	1.48	1.51	2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50	1.41	1.43	3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47	1.40	1.42	6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)	1.43	1.44	2
Class A
2024	$19.59	$0.00 (c)	$2.88	$2.88	$(0.07)	$(7.32)	$(7.39)	$0.00	$15.08	17.68%	$63,424	0.02%	1.50%	1.54%	2%
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24	1.48	1.51	2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48	1.41	1.43	3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44	1.41	1.43	6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)	1.68	1.69	2
Class C
2024	$15.74	$(0.10)	$2.31	$2.21	$(0.05)	$(5.86)	$(5.91)	$0.00	$12.04	16.88%	$10,721	(0.74)%	2.25%	2.29%	2%
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)	2.23	2.26	2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)	2.16	2.18	3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)	2.15	2.17	6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)	2.18	2.19	2
Class I
2024	$21.75	$0.05	$3.19	$3.24	$(0.11)	$(8.23)	$(8.34)	$0.00	$16.65	18.00%	$119,094	0.25%	1.25%	1.29%	2%
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48	1.23	1.26	2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74	1.16	1.18	3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72	1.15	1.17	6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)	1.18	1.19	2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totaling 0.04%, 0.04%, 0.03%, 0.02%, and 0.01% of net assets for the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2024	$22.91	$0.14	$4.75	$4.89	$(0.18)		$(0.51)	$(0.69)		$0.00	$27.11	22.00%	$9,156	0.57%	1.25%	1.58%	21%
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63	1.25	1.60	17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23	1.25	1.64	15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15	1.25	1.64	21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26	1.25	1.70	18
Class A
2024	$21.47	$0.13	$4.45	$4.58	$(0.18)		$(0.48)	$(0.66)		$0.00	$25.39	22.01%	$9,670	0.57%	1.25%	1.58%	21%
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63	1.25	1.60	17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25	1.25	1.65	15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14	1.27	1.65	21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02	1.50	1.95	18
Class C
2024	$17.30	$(0.03)	$3.58	$3.55	$(0.05)		$(0.38)	$(0.43)		$0.00	$20.42	21.09%	$1,819	(0.19)%	2.00%	2.33%	21%
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)	2.00	2.35	17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)	2.00	2.39	15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)	2.00	2.39	21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)	2.00	2.45	18
Class I
2024	$24.01	$0.21	$4.97	$5.18	$(0.24)		$(0.53)	$(0.77)		$0.00	$28.42	22.29%	$50,062	0.81%	1.00%	1.33%	21%
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88	1.00	1.35	17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49	1.00	1.39	15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40	1.00	1.39	21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52	1.00	1.45	18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2024	$11.31	$0.28	$1.02	$1.30	$(0.32)	$—	$(0.32)	$—	$12.29	11.69%	$3,284	2.42%	1.15%	2.08%	71%
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98	1.16	1.82	36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16	1.15	1.62	39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27	1.15	1.56	34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12	1.15	1.62	62
Class A
2024	$11.77	$0.29	$1.06	$1.35	$(0.32)	$—	$(0.32)	$—	$12.80	11.65%	$2,181	2.42%	1.15%	2.08%	71%
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95	1.16	1.82	36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16	1.15	1.62	39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24	1.17	1.58	34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86	1.40	1.87	62
Class C
2024	$12.70	$0.22	$1.15	$1.37	$(0.24)	$—	$(0.24)	$—	$13.83	10.88%	$1,083	1.69%	1.90%	2.83%	71%
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16	1.91	2.57	36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)	1.90	2.37	39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)	1.90	2.31	34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37	1.90	2.37	62
Class I
2024	$11.35	$0.31	$1.02	$1.33	$(0.35)	$—	$(0.35)	$—	$12.33	11.93%	$7,456	2.69%	0.90%	1.83%	71%
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14	0.91	1.57	36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39	0.90	1.37	39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51	0.90	1.31	34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36	0.90	1.37	62

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal year ended September 30, 2023 if credits had not been received, the ratios of operating expenses to average net assets would have been 1.17% (Class AAA and Class A), 1.92% (Class C), and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, 2021, and 2020, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Equity Fund
Class AAA
2024	$10.55	$0.05		$2.08	$2.13	$(0.08)		$(0.47)	$(0.55)	$12.13	21.07%	$43,652	0.48%	1.59%	1.60%	35%
2023	10.28	0.05		1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346	0.51	1.64	1.64	44
2022	13.37	0.04		(0.93)	(0.89)	(0.00	)(c)	(2.20)	(2.20)	10.28	(8.75)	41,068	0.30	1.64	1.64	50
2021	11.02	0.00	(c)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00 (d)	1.64	1.64	66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70	1.63	1.63	46
Class A
2024	$10.54	$0.05		$2.09	$2.14	$(0.08)		$(0.47)	$(0.55)	$12.13	21.18%	$794	0.49%	1.59%	1.60%	35%
2023	10.27	0.06		1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688	0.51	1.64	1.64	44
2022	13.36	0.04		(0.93)	(0.89)	(0.00	)(c)	(2.20)	(2.20)	10.27	(8.76)	788	0.29	1.64	1.64	50
2021	10.99	0.00	(c)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)	1.67	1.67	66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45	1.88	1.88	46
Class C
2024	$9.41	$(0.03)		$1.87	$1.84	$—		$(0.42)	$(0.42)	$10.83	20.26%	$13	(0.27)%	2.34%	2.35%	35%
2023	9.21	(0.03)		0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11	(0.28)	2.39	2.39	44
2022	12.27	(0.05)		(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25	(0.48)	2.39	2.39	50
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)	2.39	2.39	66
2020	11.76	(0.00	)(c)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)	2.38	2.38	46
Class I
2024	$10.50	$0.08		$2.08	$2.16	$(0.11)		$(0.47)	$(0.58)	$12.08	21.47%	$1,181	0.74%	1.34%	1.35%	35%
2023	10.23	0.08		1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192	0.74	1.39	1.39	44
2022	13.32	0.07		(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907	0.56	1.39	1.39	50
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25	1.39	1.39	66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96	1.38	1.38	46

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)	Portfolio Turnover Rate
Balanced Fund
Class AAA
2024	$9.34	$0.13	$1.71	$1.84	$(0.13)	$(0.20)	$(0.33)	$10.85	20.22%	$29,661	1.26%	1.39%	36%
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18	1.46	39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68	1.41	46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22	1.41	65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95	1.42	57
Class A
2024	$9.42	$0.13	$1.74	$1.87	$(0.13)	$(0.21)	$(0.34)	$10.95	20.28%	$5,040	1.26%	1.39%	36%
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18	1.46	39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66	1.41	46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20	1.43	65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70	1.67	57
Class C
2024	$9.55	$0.05	$1.77	$1.82	$(0.05)	$(0.21)	$(0.26)	$11.11	19.42%	$628	0.51%	2.14%	36%
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45	2.21	39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)	2.16	46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)	2.16	65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20	2.17	57
Class I
2024	$9.32	$0.15	$1.71	$1.86	$(0.16)	$(0.20)	$(0.36)	$10.82	20.45%	$3,197	1.52%	1.14%	36%
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43	1.21	39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93	1.16	46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47	1.16	65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19	1.17	57

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements

1. Organization. The TETON Westwood Funds (the Trust) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified open-end management investment company and currently consists of five active separate investment portfolios: TETON Westwood Mighty Mites Fund (Mighty Mites Fund), TETON Westwood SmallCap Equity Fund (SmallCap Equity Fund), TETON Convertible Securities Fund (Convertible Securities Fund), TETON Westwood Equity Fund (Equity Fund), and TETON Westwood Balanced Fund (Balanced Fund), individually, a “Fund” and collectively, the “Funds.” Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

●	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

●	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

●	Convertible Securities Fund seeks to provide a high level of current income as well as long term capital appreciation.

●	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

●	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

Teton Advisors, LLC serves as (the “Adviser”) to the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC serves as (the “Adviser”) to the SmallCap Equity Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Funds’ investment program and manages the operations of each Fund under the general supervision of the Company’s Board.

2. Significant Accounting Policies. As an investment company, the Trust follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser. Investments in open-end investment companies are valued at each underlying fund’s NAV per share as of the report date.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the securities fair value, in which case these securities will be fair value as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

TETON Westwood Funds

Notes to Financial Statements (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of September 30, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total Market Value at 09/30/24
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks
Automotive: Parts and Accessories	$6,951,136	$0	—		$6,951,136
Business Services	3,480,610	1,670,151	$177,776		5,328,537
Consumer Products	5,723,091	—	1		5,723,092
Consumer Services	1,248,895	240,603	—		1,489,498
Diversified Industrial	32,639,874	2,337,500	154,400		35,131,774
Entertainment	1,009,262	—	59,521		1,068,783
Financial Services	35,805,344	663,450	27,500		36,496,294
Food and Beverage	8,701,533	135,275	—		8,836,808
Manufactured Housing and Recreational Vehicles	2,409,902	3,828,500	—		6,238,402
Real Estate	5,380,324	158,051	319		5,538,694
Specialty Chemicals	4,348,099	—	0		4,348,099
Other Industries (a)	146,560,921	—	—		146,560,921
Total Common Stocks	254,258,991	9,033,530	419,517		263,712,038
Preferred Stocks (a)	189,768	—	—		189,768
Rights (a)	25,500	90,720	—		116,220
Warrants (a)	4,818	40,419	—		45,237
U.S. Government Obligations	—	128,601	—		128,601
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$254,479,077	$9,293,270	$419,517	(b)	$264,191,864

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$69,967,599	—	—		$69,967,599
U.S. Government Obligations	—	$809,368	—		809,368
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$69,967,599	$809,368	—		$70,776,967

CONVERTIBLE SECURITIES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (c)	—	$12,542,750	$0		$12,542,750
Convertible Preferred Stocks (c)	—	—	252,563		252,563
Mandatory Convertible Securities (c)	$887,145	—	—		887,145
Common Stocks (c)	—	—	0		0
U.S. Government Obligations	—	292,085	—		292,085
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$887,145	$12,834,835	$252,563	(b)	$13,974,543

TETON Westwood Funds

Notes to Financial Statements (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 09/30/24
EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$45,135,377	—	—	$45,135,377
Short Term Investment	526,158	—	—	526,158
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$45,661,535	—	—	$45,661,535

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (c)	$25,032,857	—	—	$25,032,857
Corporate Bonds (c)	—	$10,149,842	—	10,149,842
Convertible Corporate Bonds (c)	—	315,575	—	315,575
U.S. Government Obligations	—	2,916,792	—	2,916,792
Short Term Investment	27,829	—	—	27,829
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$25,060,686	$13,382,209	—	$38,442,895

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
(b)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board of Trustees.
(c)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The following table reconciles Level 3 investments for the Convertible Securities Fund for which significant unobservable inputs were used to determine fair value.

	Balance as of 09/30/23	Accrued discounts/ (premiums)	Realized gain/(loss)	Net Change in unrealized appreciation/ depreciation†	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 09/30/24	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments still held at 09/30/24†
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$50	—	—	$(50)	—	—	—	—	$0	$(50)
Convertible Corporate Bonds (a)	0	—	—	0	—	—	—	—	0	0
Convertible Preferred Stocks (a)	280,625	—	—	(28,062)	—	—	—	—	252,563	(28,062)
TOTAL INVESTMENTS IN SECURITIES	$280,675	—	—	$(28,112)	—	—	—	—	$252,563	$(28,112)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.
(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At September 30, 2024, the total value of Level 3 investments for the Mighty Mites Fund was less than 1% of total net assets.

The following table summarizes the valuation techniques used and unobservable inputs developed by the Board of Trustees to determine the fair value of certain, material Level 3 investments.

	Asset Type	Valuation Technique	Fair Value	Primary Unobservable Input	Range
Convertible Securities Fund	Convertible Preferred Stock	Third party vendor pricing	$252,563	Broker quote	$20-25

TETON Westwood Funds

Notes to Financial Statements (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Funds may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Funds on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. During the fiscal year ended September 30, 2024, there were no short sales.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets.

TETON Westwood Funds

Notes to Financial Statements (Continued)

Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. Securities deemed as liquid are not included in the limitations described above. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Funds held as of September 30, 2024, refer to the Schedules of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the fiscal year ended September 30, 2024, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was each less than one basis point.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. These amounts, if any, would be included in the Statements of Operations.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, and Equity Fund, and quarterly for the Convertible Securities Fund and Balanced Fund. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. The characterization of distributions to shareholders is based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, utilization of tax equalization, timing differences, the redemptions in-kind and premiums amortization, reversal of prior year real estate investment trust capital gain, redesignation of dividends paid, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

For the fiscal year ended September 30, 2024, the following reclassifications were made to increase/decrease such amounts with offsetting adjustments to paid-in capital:

	Accumulated Earnings/ (Losses)	Paid-in Capital
Mighty Mites Fund	$(12,082,607)	$12,082,607

TETON Westwood Funds

Notes to Financial Statements (Continued)

The tax character of distributions paid during the fiscal years ended September 30, 2024 and 2023 was as follows:

	Mighty Mites Fund				SmallCap Equity Fund		Convertible Securities Fund
	Year Ended September 30,				Year Ended September 30,		Year Ended September 30,
	2024		2023		2024	2023	2024	2023
Ordinary income (inclusive of short term capital gains)	$1,870,619		$3,485,946		$618,736	$304,228	$445,342	$743,998
Net long term capital gains	133,107,895		64,307,540		1,490,078	714,686	—	3,484,498
Total distributions paid	$134,978,514	*	$67,793,486	*	$2,108,814	$1,018,914	$445,342	$4,228,496

	Equity Fund		Balanced Fund
	Year Ended September 30,		Year Ended September 30,
	2024	2023	2024	2023
Ordinary income (inclusive of short term capital gains)	$428,926	$149,117	$502,273	$488,569
Net long term capital gains	1,739,384	3,260,507	767,217	2,653,850
Total distributions paid	$2,168,310	$3,409,624	$1,269,490	$3,142,419

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains.

At September 30, 2024, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Undistributed ordinary income (inclusive of short term capital gains)	$—	$357,603	$53,279	$33,213	$—
Undistributed long term capital gain	—	8,000,627	—	3,070,234	2,219,244
Accumulated capital loss carryforward	—	—	(145,855)	—	—
Unrealized appreciation	110,420,437	19,494,150	409,386	9,246,961	4,308,623
Qualified late year loss deferrals*	—	—	—	—	(283,987)
Total accumulated earnings	$110,420,437	$27,852,380	$316,810	$12,350,408	$6,243,880

*	Qualified late year losses related to passive foreign investment companies, ordinary losses, and losses on sales of securities and foreign currency realized after October 31 (certain ordinary losses incurred after December 31) and prior to the Funds’ year end may be elected as occurring on the first day of the following year.

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. Convertible Securities Fund has a long term capital loss carryforward with no expiration of $145,855.

At September 30, 2024, the temporary differences between book basis and tax basis unrealized appreciation/depreciation on investments was primarily due to deferral of losses from wash sales for tax purposes, premium amortization, and basis adjustments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at September 30, 2024:

	Mighty Mites Fund	SmallCap Equity Fund	Convertible Securities Fund	Equity Fund	Balanced Fund
Aggregate cost of investments	$153,769,527	$51,282,814	$13,565,157	$36,414,574	$34,134,272
Gross unrealized appreciation	$126,943,767	$20,955,166	$848,012	$9,358,082	$5,367,711
Gross unrealized depreciation	(16,521,430)	(1,461,013)	(438,626)	(111,121)	(1,059,088)
Net unrealized appreciation	$110,422,337	$19,494,153	$409,386	$9,246,961	$4,308,623

TETON Westwood Funds

Notes to Financial Statements (Continued)

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of September 30, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. The Funds’ federal and state tax returns for the prior three fiscal years remain open, subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the Advisory Agreements) with Teton Advisors, LLC and Keeley-Teton Advisors, LLC, individually an “Adviser” and collectively, the “Advisers,” which provide that the Funds will pay the respective Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, and Equity Fund, and 0.75% for the Balanced Fund, of the value of each Fund’s average daily net assets. In accordance with the Advisory Agreements, the Advisers provide a continuous investment program for the Funds’ portfolios, oversee the administration of all aspects of the Funds’ business and affairs, and pay the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Advisers. Teton Advisors, LLC is the Adviser of the Mighty Mites Fund, the Convertible Securities Fund, the Equity Fund, and the Balanced Fund; and Keeley-Teton Advisors, LLC is the Adviser of the SmallCap Equity Fund.

There was a reduction in the Mighty Mites Fund’s advisory fee paid to its Adviser relating to certain portfolio holdings, i.e., unsupervised assets, with respect to which the Adviser transferred dispositive and voting control to the Mighty Mites Fund’s Proxy Voting Committee. During the fiscal year ended September 30, 2024, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities (Strattec Security Corp., Bel Fuse Inc., Cl. A, and Full House Resorts Inc.), and the Adviser reduced its advisory fee with respect to such securities by $125,231.

The respective Advisers have contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund and Convertible Securities Fund in the event annual expenses of such Funds exceed certain prescribed limits as described in the paragraph below. Such fee waiver/reimbursement arrangements continue at least until January 31, 2025. For the fiscal year ended September 30, 2024, the respective Advisers waived fees or reimbursed expenses in the amounts of $232,117 and $158,916 for the SmallCap Equity Fund and Convertible Securities Fund, respectively.

In addition, the SmallCap Equity Fund and the Convertible Securities Fund are obliged to repay their respective Advisers for a period of two and three fiscal years, respectively, following the fiscal year in which the Advisers reimbursed the Funds only to the extent that the operating expenses of these Funds fall below the following expense limitations based on average net assets for the SmallCap Equity Fund and the Convertible Securities Fund for Class AAA Shares 1.25% and 1.15%, respectively, for Class A Shares 1.25% and 1.15%, respectively, for Class C Shares 2.00% and 1.90%, respectively, and for Class I Shares 1.00% and 0.90%, respectively. As of September 30, 2024, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next three fiscal years are as follows:

	For the year ended September 30, 2023, expiring September 30, 2025	For the year ended September 30, 2024, expiring September 30, 2026	Total
SmallCap Equity Fund	$235,115	$232,117	$467,232

	For the year ended September 30, 2022, expiring September 30, 2025	For the year ended September 30, 2023, expiring September 30, 2026	For the year ended September 30, 2024, expiring September 30, 2027	Total
Convertible Securities Fund	$271,186	$199,238	$158,916	$629,340

Gabelli Funds, LLC is a subadviser to the Adviser for the Mighty Mites Fund and the Convertible Securities Fund. The Adviser pays Gabelli Funds, LLC out of its advisory fees a subadvisory fee, computed daily and payable monthly, based on an annual rate of 0.32% of the average net assets of these two Funds.

In addition, the Adviser has a Subadvisory Agreement with Westwood Management Corp. for the Equity Fund and Balanced Fund. The Adviser pays Westwood Management Corp. out of its advisory fees with respect to these latter two Funds a subadvisory fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for these Funds or (ii) 35% of the net revenues to the Adviser from these Funds.

TETON Westwood Funds

Notes to Financial Statements (Continued)

The Advisers have a sub-administration agreement for each of the Funds with Gabelli Funds, LLC. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the Plan) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the fiscal year ended September 30, 2024, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$6,292,868	$160,790,453	—	—
SmallCap Equity Fund	14,623,787	22,059,168	—	—
Convertible Securities Fund	11,846,165	18,283,072	—	—
Equity Fund	15,416,709	20,134,095	—	—
Balanced Fund	11,697,238	16,795,698	$1,782,181	$787,016

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the fiscal year ended September 30, 2023 the Mighty Mites Fund realized net gain of $3,330,066 on $5,113,100 of redemptions-in kind, including cash of $152,957. During the fiscal year ended September 30, 2024 the Mighty Mites Fund realized net gain of $755,678 on $1,368,998 of redemptions-in-kind, including cash of $106,145, with an affiliated entity.

7. Transactions with Affiliates and Other Arrangements. During the fiscal year ended September 30, 2024, the Mighty Mites Fund paid $40,131 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $2,934 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the fiscal year ended September 30, 2024, the Mighty Mites Fund, SmallCap Equity Fund, Convertible Securities Fund, Equity Fund, and Balanced Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $4,738, $2,332, $177, $1,926, and $1,841, respectively.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement, charged monthly to a Fund when its ending monthly net assets exceed $50 million. During the fiscal year ended September 30, 2024, the Mighty Mites Fund and SmallCap Equity Fund each accrued $45,000 and $45,000 in connection with the cost of computing these Funds’ NAVs.

During the fiscal year ended September 30, 2024, the Mighty Mites Fund engaged in sales transactions with funds that have a common investment adviser. These transactions complied with Rule 17a-7 under the 1940 Act and amounted to $2,481,325 in sales transactions.

8. Line of Credit. The Fund participates in an unsecured line of credit, which expires on June 25, 2025 and may be renewed annually, of up to $75,000,000 under which it may borrow up to one-third of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended September 30, 2024, there were no borrowings outstanding under the line of credit.

9. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

TETON Westwood Funds

Notes to Financial Statements (Continued)

The Mighty Mites Fund, SmallCap Equity Fund, and Convertible Securities Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees, if any, retained by the Fund during the fiscal years ended September 30, 2024 and 2023 can be found in the Statements of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Mighty Mites Fund		SmallCap Equity Fund		Convertible Securities Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Class AAA
Shares sold	59,557	119,158	19,478	36,907	2,341	1,655
Shares issued upon reinvestment of distributions	1,739,585	522,977	10,335	5,284	7,462	39,294
Shares redeemed	(1,427,239)	(759,003)	(23,778)	(62,432)	(39,065)	(68,660)
Net increase/(decrease) in Class AAA Shares	371,903	(116,868)	6,035	(20,241)	(29,262)	(27,711)

Class A
Shares sold	551,332	491,661	63,862	91,215	11,929	5,434
Shares issued upon reinvestment of distributions	1,501,019	425,431	10,368	5,040	4,701	29,135
Shares redeemed	(1,499,627)	(950,241)	(25,196)	(63,555)	(36,864)	(106,219)
Net increase/(decrease) in Class A Shares	552,724	(33,149)	49,034	32,700	(20,234)	(71,650)

Class C
Shares sold	31,138	55,227	11,871	74,916	2,735	5,365
Shares issued upon reinvestment of distributions	436,078	192,198	3,473	1,369	1,576	22,140
Shares redeemed	(720,578)	(734,904)	(62,026)	(63,314)	(46,804)	(141,500)
Net increase/(decrease) in Class C Shares	(253,362)	(487,479)	(46,682)	12,971	(42,493)	(113,995)

Class I
Shares sold	1,058,664	1,334,886	485,008	1,286,692	59,014	195,549
Shares issued upon reinvestment of distributions	3,074,080	1,183,420	69,103	31,295	23,670	262,026
Shares redeemed in-kind	(64,484)	(235,627)	—	—	—	—
Shares redeemed	(6,544,924)	(4,867,869)	(917,068)	(772,594)	(632,759)	(1,594,068)
Net increase/(decrease) in Class I Shares	(2,476,664)	(2,585,190)	(362,957)	545,393	(550,075)	(1,136,493)

	Equity Fund		Balanced Fund
	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2024	Year Ended September 30, 2023
Class AAA
Shares sold	19,064	34,310	51,252	32,484
Shares issued upon reinvestment of distributions	193,474	282,384	98,155	249,096
Shares redeemed	(440,473)	(487,335)	(406,499)	(713,834)
Net decrease in Class AAA Shares	(227,935)	(170,641)	(257,092)	(432,254)

Class A
Shares sold	726	747	51,610	5,674
Shares issued upon reinvestment of distributions	3,363	5,320	16,452	43,162
Shares redeemed	(3,928)	(17,540)	(118,404)	(152,459)
Net increase/(decrease) in Class A Shares	161	(11,473)	(50,342)	(103,623)

Class C
Shares sold	—	—	17,090	56,549
Shares issued upon reinvestment of distributions	52	187	2,262	4,695
Shares redeemed	—	(1,739)	(55,305)	(20,857)
Net increase/(decrease) in Class C Shares	52	(1,552)	(35,953)	40,387

Class I
Shares sold	7,657	13,612	84,157	54,428
Shares issued upon reinvestment of distributions	6,156	13,949	10,593	26,994
Shares redeemed	(29,476)	(100,453)	(90,719)	(139,274)
Net increase/(decrease) in Class I Shares	(15,663)	(72,892)	4,031	(57,852)

TETON Westwood Funds

Notes to Financial Statements (Continued)

10. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the fiscal year ended September 30, 2024 is set forth below:

	Market Value at September 30, 2023	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change In Unrealized Appreciation/ (Depreciation)	Market Value at September 30, 2024	Dividend Income	Percent Owned of Shares
Bel Fuse Inc., Cl. A*	$5,368,107	—	$6,603,399	$4,775,462	$(1,902,558)	$—	$16,552	—
Burnham Holdings Inc., Cl. A	2,640,071	—	514,146	(238,003)	449,578	2,337,500	174,914	5.61%
Nathan's Famous Inc.*	14,909,260	—	6,966,798	4,434,896	(3,243,748)	—	334,819	—
Trans-Lux Corp.†	1,035,000	—	884	(153)	636,188	1,670,151	—	17.03%
Total	$23,952,438			$8,972,202	$(4,060,540)	$4,007,651	$526,285

*	Security is no longer considered affiliated at September 30, 2024.
†	Non-income producing security.

11. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

12. Subsequent Events. Management has evaluated the impact on the Funds of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TETON Westwood Funds and Shareholders of TETON Westwood Mighty MitesSM Fund, TETON Westwood SmallCap Equity Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TETON Westwood Mighty MitesSM Fund and the accompanying statements of assets and liabilities, including the schedules of investments, of TETON Westwood SmallCap Equity Fund, TETON Convertible Securities Fund, TETON Westwood Equity Fund and TETON Westwood Balanced Fund (constituting TETON Westwood Funds, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations for the year ended September 30, 2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2024 and each of the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

November 27, 2024

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

TETON Westwood Funds

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, each Fund has established a liquidity risk management program (collectively, the LRM Program) to govern their approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence each Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that each Fund is primarily invested in highly liquid securities and, accordingly, continue to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, each Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to each Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

TETON Westwood Funds

2024 Tax Notice to Shareholders (Unaudited)

U.S. Government Income – The percentage of the ordinary income dividend paid by the Mighty Mites Fund, the SmallCap Equity Fund, the Convertible Securities Fund, and the Balanced Fund, (the “Funds”) during the year ended September 30, 2024 which was derived from U.S. Treasury securities was 1.95%, 16.22%, 3.58%, and 5.66%, respectively. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

Mighty Mites Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends (comprised of net investment income and short term capital gains) totaling $0.0967, $0.0931, $0.9726, and $0.1404 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $133,107,895. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2024, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.54% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

SmallCap Equity Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.1792, $0.1815, $0.0507, and $0.2360 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $1,490,078. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2024, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 16.42% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Convertible Securities Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.3245, $0.3229, $0.2389, and $0.3537 per share for Class AAA, Class A, Class C, and Class I Shares, respectively. For the fiscal year ended September 30, 2024, 9.98% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 10.04% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 83.54% of the ordinary income distributions as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Equity Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.1087, $0.1084, $0.0254, and $0.1363 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $ 1,739,384. For the fiscal year ended September 30, 2024, 100% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 2.56% of the ordinary income distribution as qualified interest income, pursuant to the American Jobs Creation Act of 2004.

Balanced Fund – During the fiscal year ended September 30, 2024, the Fund paid to shareholders ordinary income dividends (comprised of net investment income) totaling $0.1374, $0.1371, $0.0547, and $0.1628 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $767,217. The distributions of long term capital gains have been designated as a capital gain dividend by the Fund’s Board of Trustees. For the fiscal year ended September 30, 2024, 76.15% of the ordinary income dividend qualifies for the dividends received deduction available to corporations. The Fund designates 77.84% of the ordinary income distributions as qualified dividend income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 49.27% of the ordinary income distributions as qualified interest income, pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 100% of the ordinary income distribution as qualified short term capital gain pursuant to the American Jobs Creation Act of 2004.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

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TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

email: info@tetonadv.com

Board of Trustees

ANTHONY S. COLAVITA	NICHOLAS F. GALLUCCIO*	WERNER J. ROEDER
Attorney,	Co-Chairman,	Former Vice President of
Anthony S. Colavita, P.C.	Teton Advisors, Inc.	Medical Affairs (Medical
Director) of New York
Presbyterian/Lawrence Hospital

JAMES P. CONN	MARY E. HAUCK	SALVATORE J. ZIZZA
Former Managing Director	Former Senior Portfolio Manager,	Chairman,
and Chief Investment Officer,	Gabelli-O’Connor Fixed Income	Zizza & Associates Corp.
Financial Security Assurance	Mutual Fund Management
Holdings Ltd.	Company

LESLIE F. FOLEY	MICHAEL J. MELARKEY	* Interested Trustee
Attorney	Of Counsel,
McDonald Carano Wilson LLP

Officers

JOHN C. BALL	RICHARD J. WALZ	PETER GOLDSTEIN
President, Treasurer, Principal	Chief Compliance Officer	Secretary & Vice President
Financial & Accounting Officer

Investment Adviser	Distributor
Teton Advisors, LLC	G.distributors, LLC
Keeley-Teton Advisors, LLC*

Transfer Agent and Disbursing Agent	Legal Counsel
SS&C Global Investor and Distribution	Paul Hastings LLP
Solutions, Inc.
* Investment Adviser of TETON Westwood
SmallCap Equity Fund

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolios due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ324AR

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(d)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions(e)	Portfolio Turnover Rate
Mighty Mites Fund
Class AAA
2024	$20.86	$0.00 (c)	$3.07	$3.07	$(0.07)	$(7.80)	$(7.87)	$0.00	$16.06	17.73%	$69,834	0.02%	1.50%	1.54%	2%
2023	20.74	0.05	2.86	2.91	(0.13)	(2.66)	(2.79)	0.00	20.86	14.10	82,962	0.23	1.48	1.51	2
2022	30.25	0.13	(5.39)	(5.26)	(0.07)	(4.18)	(4.25)	0.00	20.74	(20.64)	84,906	0.50	1.41	1.43	3
2021	22.42	0.13	10.11	10.24	—	(2.41)	(2.41)	0.00	30.25	48.78	129,754	0.47	1.40	1.42	6
2020	25.58	(0.07)	(2.01)	(2.08)	—	(1.08)	(1.08)	0.00	22.42	(8.68)	103,109	(0.31)	1.43	1.44	2
Class A
2024	$19.59	$0.00 (c)	$2.88	$2.88	$(0.07)	$(7.32)	$(7.39)	$0.00	$15.08	17.68%	$63,424	0.02%	1.50%	1.54%	2%
2023	19.49	0.05	2.69	2.74	(0.14)	(2.50)	(2.64)	0.00	19.59	14.10	71,537	0.24	1.48	1.51	2
2022	28.68	0.12	(5.06)	(4.94)	(0.07)	(4.18)	(4.25)	0.00	19.49	(20.63)	71,820	0.48	1.41	1.43	3
2021	21.37	0.12	9.60	9.72	—	(2.41)	(2.41)	0.00	28.68	48.74	98,771	0.44	1.41	1.43	6
2020	24.49	(0.12)	(1.92)	(2.04)	—	(1.08)	(1.08)	0.00	21.37	(8.91)	68,250	(0.55)	1.68	1.69	2
Class C
2024	$15.74	$(0.10)	$2.31	$2.21	$(0.05)	$(5.86)	$(5.91)	$0.00	$12.04	16.88%	$10,721	(0.74)%	2.25%	2.29%	2%
2023	15.67	(0.09)	2.17	2.08	—	(2.01)	(2.01)	0.00	15.74	13.23	18,012	(0.52)	2.23	2.26	2
2022	23.95	(0.05)	(4.05)	(4.10)	—	(4.18)	(4.18)	0.00	15.67	(21.22)	25,567	(0.25)	2.16	2.18	3
2021	18.31	(0.06)	8.11	8.05	—	(2.41)	(2.41)	0.00	23.95	47.66	48,054	(0.27)	2.15	2.17	6
2020	21.24	(0.20)	(1.65)	(1.85)	—	(1.08)	(1.08)	0.00	18.31	(9.40)	47,509	(1.06)	2.18	2.19	2
Class I
2024	$21.75	$0.05	$3.19	$3.24	$(0.11)	$(8.23)	$(8.34)	$0.00	$16.65	18.00%	$119,094	0.25%	1.25%	1.29%	2%
2023	21.63	0.11	2.99	3.10	(0.20)	(2.78)	(2.98)	0.00	21.75	14.38	209,432	0.48	1.23	1.26	2
2022	31.38	0.20	(5.62)	(5.42)	(0.15)	(4.18)	(4.33)	0.00	21.63	(20.44)	264,171	0.74	1.16	1.18	3
2021	23.13	0.21	10.45	10.66	—	(2.41)	(2.41)	0.00	31.38	49.13	415,023	0.72	1.15	1.17	6
2020	26.29	(0.01)	(2.07)	(2.08)	—	(1.08)	(1.08)	0.00	23.13	(8.43)	328,187	(0.05)	1.18	1.19	2

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income/(loss) per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(e)	Before advisory fee reduction on unsupervised assets totaling 0.04%, 0.04%, 0.03%, 0.02%, and 0.01% of net assets for the fiscal years ended September 30, 2024, 2023, 2022, 2021, and 2020.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders								Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions		Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2024	$22.91	$0.14	$4.75	$4.89	$(0.18)		$(0.51)	$(0.69)		$0.00	$27.11	22.00%	$9,156	0.57%	1.25%	1.58%	21%
2023	20.74	0.14	2.39	2.53	(0.08)		(0.28)	(0.36)		0.00	22.91	12.17	7,599	0.63	1.25	1.60	17
2022	25.74	0.06	(3.61)	(3.55)	(0.01)		(1.44)	(1.45)		—	20.74	(14.79)	7,300	0.23	1.25	1.64	15
2021	15.40	0.04	10.30	10.34	(0.00	)(b)	—	(0.00	)(b)	—	25.74	67.16	9,838	0.15	1.25	1.64	21
2020	17.97	0.04	(1.72)	(1.68)	(0.07)		(0.82)	(0.89)		0.00	15.40	(10.08)	6,146	0.26	1.25	1.70	18
Class A
2024	$21.47	$0.13	$4.45	$4.58	$(0.18)		$(0.48)	$(0.66)		$0.00	$25.39	22.01%	$9,670	0.57%	1.25%	1.58%	21%
2023	19.45	0.14	2.23	2.37	(0.09)		(0.26)	(0.35)		0.00	21.47	12.17	7,125	0.63	1.25	1.60	17
2022	24.23	0.06	(3.38)	(3.32)	(0.02)		(1.44)	(1.46)		—	19.45	(14.78)	5,820	0.25	1.25	1.65	15
2021	14.50	0.03	9.70	9.73	—		—	—		—	24.23	67.10	5,539	0.14	1.27	1.65	21
2020	16.98	0.00 (b)	(1.63)	(1.63)	(0.03)		(0.82)	(0.85)		0.00	14.50	(10.34)	3,172	0.02	1.50	1.95	18
Class C
2024	$17.30	$(0.03)	$3.58	$3.55	$(0.05)		$(0.38)	$(0.43)		$0.00	$20.42	21.09%	$1,819	(0.19)%	2.00%	2.33%	21%
2023	15.73	(0.02)	1.80	1.78	—		(0.21)	(0.21)		0.00	17.30	11.29	2,349	(0.12)	2.00	2.35	17
2022	19.98	(0.10)	(2.71)	(2.81)	—		(1.44)	(1.44)		—	15.73	(15.38)	1,931	(0.53)	2.00	2.39	15
2021	12.04	(0.11)	8.05	7.94	—		—	—		—	19.98	65.95	2,336	(0.60)	2.00	2.39	21
2020	14.28	(0.06)	(1.36)	(1.42)	—		(0.82)	(0.82)		0.00	12.04	(10.82)	1,597	(0.46)	2.00	2.45	18
Class I
2024	$24.01	$0.21	$4.97	$5.18	$(0.24)		$(0.53)	$(0.77)		$0.00	$28.42	22.29%	$50,062	0.81%	1.00%	1.33%	21%
2023	21.74	0.21	2.49	2.70	(0.14)		(0.29)	(0.43)		0.00	24.01	12.41	51,005	0.88	1.00	1.35	17
2022	26.90	0.13	(3.77)	(3.64)	(0.08)		(1.44)	(1.52)		—	21.74	(14.54)	34,321	0.49	1.00	1.39	15
2021	16.09	0.10	10.75	10.85	(0.04)		—	(0.04)		—	26.90	67.55	33,644	0.40	1.00	1.39	21
2020	18.74	0.09	(1.80)	(1.71)	(0.12)		(0.82)	(0.94)		0.00	16.09	(9.87)	17,435	0.52	1.00	1.45	18

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(c)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Convertible Securities Fund
Class AAA
2024	$11.31	$0.28	$1.02	$1.30	$(0.32)	$—	$(0.32)	$—	$12.29	11.69%	$3,284	2.42%	1.15%	2.08%	71%
2023	12.54	0.24	0.02	0.26	(0.32)	(1.17)	(1.49)	—	11.31	1.84	3,352	1.98	1.16	1.82	36
2022	18.26	0.02	(3.96)	(3.94)	(0.17)	(1.61)	(1.78)	—	12.54	(23.78)	4,065	0.16	1.15	1.62	39
2021	15.59	0.05	3.11	3.16	(0.16)	(0.33)	(0.49)	0.00	18.26	20.48	6,701	0.27	1.15	1.56	34
2020	13.86	0.16	1.98	2.14	(0.25)	(0.16)	(0.41)	0.00	15.59	15.80	7,392	1.12	1.15	1.62	62
Class A
2024	$11.77	$0.29	$1.06	$1.35	$(0.32)	$—	$(0.32)	$—	$12.80	11.65%	$2,181	2.42%	1.15%	2.08%	71%
2023	13.04	0.25	0.02	0.27	(0.32)	(1.22)	(1.54)	—	11.77	1.80	2,243	1.95	1.16	1.82	36
2022	18.91	0.02	(4.12)	(4.10)	(0.16)	(1.61)	(1.77)	—	13.04	(23.77)	3,419	0.16	1.15	1.62	39
2021	16.13	0.04	3.22	3.26	(0.15)	(0.33)	(0.48)	0.00	18.91	20.45	5,417	0.24	1.17	1.58	34
2020	14.33	0.13	2.04	2.17	(0.21)	(0.16)	(0.37)	0.00	16.13	15.47	6,143	0.86	1.40	1.87	62
Class C
2024	$12.70	$0.22	$1.15	$1.37	$(0.24)	$—	$(0.24)	$—	$13.83	10.88%	$1,083	1.69%	1.90%	2.83%	71%
2023	14.04	0.16	0.03	0.19	(0.22)	(1.31)	(1.53)	—	12.70	1.06	1,534	1.16	1.91	2.57	36
2022	20.24	(0.10)	(4.43)	(4.53)	(0.06)	(1.61)	(1.67)	—	14.04	(24.32)	3,297	(0.60)	1.90	2.37	39
2021	17.26	(0.10)	3.44	3.34	(0.03)	(0.33)	(0.36)	0.00	20.24	19.54	5,575	(0.49)	1.90	2.31	34
2020	15.30	0.06	2.19	2.25	(0.13)	(0.16)	(0.29)	0.00	17.26	14.93	6,130	0.37	1.90	2.37	62
Class I
2024	$11.35	$0.31	$1.02	$1.33	$(0.35)	$—	$(0.35)	$—	$12.33	11.93%	$7,456	2.69%	0.90%	1.83%	71%
2023	12.59	0.26	0.02	0.28	(0.35)	(1.17)	(1.52)	—	11.35	2.05	13,101	2.14	0.91	1.57	36
2022	18.32	0.06	(3.98)	(3.92)	(0.20)	(1.61)	(1.81)	—	12.59	(23.56)	28,839	0.39	0.90	1.37	39
2021	15.64	0.09	3.12	3.21	(0.20)	(0.33)	(0.53)	0.00	18.32	20.79	55,924	0.51	0.90	1.31	34
2020	13.91	0.20	1.97	2.17	(0.28)	(0.16)	(0.44)	0.00	15.64	16.03	52,842	1.36	0.90	1.37	62

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the fiscal year ended September 30, 2023 if credits had not been received, the ratios of operating expenses to average net assets would have been 1.17% (Class AAA and Class A), 1.92% (Class C), and 0.92% (Class I). For the fiscal years ended September 30, 2024, 2022, 2021, and 2020, there was no impact on the expense ratios.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income		Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Net of Waivers/Credits/ Reimbursements/ Reductions(b)	Operating Expenses Before Waivers/Credits/ Reimbursements/ Reductions	Portfolio Turnover Rate
Equity Fund
Class AAA
2024	$10.55	$0.05		$2.08	$2.13	$(0.08)		$(0.47)	$(0.55)	$12.13	21.07%	$43,652	0.48%	1.59%	1.60%	35%
2023	10.28	0.05		1.03	1.08	(0.04)		(0.77)	(0.81)	10.55	10.23	40,346	0.51	1.64	1.64	44
2022	13.37	0.04		(0.93)	(0.89)	(0.00	)(c)	(2.20)	(2.20)	10.28	(8.75)	41,068	0.30	1.64	1.64	50
2021	11.02	0.00	(c)	2.89	2.89	(0.06)		(0.48)	(0.54)	13.37	26.99	49,468	0.00 (d)	1.64	1.64	66
2020	12.66	0.08		(0.53)	(0.45)	(0.11)		(1.08)	(1.19)	11.02	(4.32)	44,109	0.70	1.63	1.63	46
Class A
2024	$10.54	$0.05		$2.09	$2.14	$(0.08)		$(0.47)	$(0.55)	$12.13	21.18%	$794	0.49%	1.59%	1.60%	35%
2023	10.27	0.06		1.02	1.08	(0.04)		(0.77)	(0.81)	10.54	10.22	688	0.51	1.64	1.64	44
2022	13.36	0.04		(0.93)	(0.89)	(0.00	)(c)	(2.20)	(2.20)	10.27	(8.76)	788	0.29	1.64	1.64	50
2021	10.99	0.00	(c)	2.88	2.88	(0.03)		(0.48)	(0.51)	13.36	26.94	933	(0.03)	1.67	1.67	66
2020	12.63	0.05		(0.53)	(0.48)	(0.08)		(1.08)	(1.16)	10.99	(4.57)	1,010	0.45	1.88	1.88	46
Class C
2024	$9.41	$(0.03)		$1.87	$1.84	$—		$(0.42)	$(0.42)	$10.83	20.26%	$13	(0.27)%	2.34%	2.35%	35%
2023	9.21	(0.03)		0.92	0.89	—		(0.69)	(0.69)	9.41	9.37	11	(0.28)	2.39	2.39	44
2022	12.27	(0.05)		(0.81)	(0.86)	—		(2.20)	(2.20)	9.21	(9.40)	25	(0.48)	2.39	2.39	50
2021	10.18	(0.11)		2.68	2.57	—		(0.48)	(0.48)	12.27	25.93	37	(1.00)	2.39	2.39	66
2020	11.76	(0.00	)(c)	(0.50)	(0.50)	—		(1.08)	(1.08)	10.18	(5.04)	38	(0.01)	2.38	2.38	46
Class I
2024	$10.50	$0.08		$2.08	$2.16	$(0.11)		$(0.47)	$(0.58)	$12.08	21.47%	$1,181	0.74%	1.34%	1.35%	35%
2023	10.23	0.08		1.03	1.11	(0.07)		(0.77)	(0.84)	10.50	10.54	1,192	0.74	1.39	1.39	44
2022	13.32	0.07		(0.92)	(0.85)	(0.04)		(2.20)	(2.24)	10.23	(8.52)	1,907	0.56	1.39	1.39	50
2021	10.98	0.03		2.88	2.91	(0.09)		(0.48)	(0.57)	13.32	27.31	3,004	0.25	1.39	1.39	66
2020	12.62	0.11		(0.53)	(0.42)	(0.14)		(1.08)	(1.22)	10.98	(4.09)	2,595	0.96	1.38	1.38	46

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.
(c)	Amount represents less than $0.005 per share.
(d)	Amount represents less than (0.005)%.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses(b)	Portfolio Turnover Rate
Balanced Fund
Class AAA
2024	$9.34	$0.13	$1.71	$1.84	$(0.13)	$(0.20)	$(0.33)	$10.85	20.22%	$29,661	1.26%	1.39%	36%
2023	9.20	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.34	9.57	27,932	1.18	1.46	39
2022	12.11	0.07	(1.44)	(1.37)	(0.07)	(1.47)	(1.54)	9.20	(13.36)	31,492	0.68	1.41	46
2021	10.85	0.03	1.75	1.78	(0.02)	(0.50)	(0.52)	12.11	16.93	40,187	0.22	1.41	65
2020	11.71	0.10	(0.11)	(0.01)	(0.10)	(0.75)	(0.85)	10.85	0.17	38,713	0.95	1.42	57
Class A
2024	$9.42	$0.13	$1.74	$1.87	$(0.13)	$(0.21)	$(0.34)	$10.95	20.28%	$5,040	1.26%	1.39%	36%
2023	9.28	0.11	0.77	0.88	(0.12)	(0.62)	(0.74)	9.42	9.54	4,813	1.18	1.46	39
2022	12.20	0.07	(1.45)	(1.38)	(0.07)	(1.47)	(1.54)	9.28	(13.35)	5,702	0.66	1.41	46
2021	10.93	0.02	1.77	1.79	(0.02)	(0.50)	(0.52)	12.20	16.87	8,454	0.20	1.43	65
2020	11.79	0.08	(0.11)	(0.03)	(0.08)	(0.75)	(0.83)	10.93	(0.43)	7,981	0.70	1.67	57
Class C
2024	$9.55	$0.05	$1.77	$1.82	$(0.05)	$(0.21)	$(0.26)	$11.11	19.42%	$628	0.51%	2.14%	36%
2023	9.43	0.04	0.78	0.82	(0.07)	(0.63)	(0.70)	9.55	8.67	884	0.45	2.21	39
2022	12.39	(0.02)	(1.46)	(1.48)	(0.01)	(1.47)	(1.48)	9.43	(14.02)	491	(0.15)	2.16	46
2021	11.15	(0.07)	1.81	1.74	—	(0.50)	(0.50)	12.39	16.03	1,212	(0.57)	2.16	65
2020	12.01	0.02	(0.11)	(0.09)	(0.02)	(0.75)	(0.77)	11.15	(0.95)	1,215	0.20	2.17	57
Class I
2024	$9.32	$0.15	$1.71	$1.86	$(0.16)	$(0.20)	$(0.36)	$10.82	20.45%	$3,197	1.52%	1.14%	36%
2023	9.18	0.14	0.77	0.91	(0.15)	(0.62)	(0.77)	9.32	9.86	2,714	1.43	1.21	39
2022	12.09	0.10	(1.44)	(1.34)	(0.10)	(1.47)	(1.57)	9.18	(13.15)	3,205	0.93	1.16	46
2021	10.83	0.05	1.76	1.81	(0.05)	(0.50)	(0.55)	12.09	17.26	3,649	0.47	1.16	65
2020	11.69	0.13	(0.11)	0.02	(0.13)	(0.75)	(0.88)	10.83	0.09	4,131	1.19	1.17	57

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was no impact on the expense ratios.

See accompanying notes to financial statements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1) All directors and all members of any advisory board for regular compensation;

Anthony S. Colavita	$17,000
James P. Conn	$20,000
Leslie F. Foley	$17,000
Mary E. Hauck	$17,000
Michael J. Melarkey	$17,000
Werner J. Roeder	$14,750
Salvatore J. Zizza	$22,000

(2) Each director and each member of an advisory board for special compensation; $0

(3) All officers; $0 and

(4) Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the Board) of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not interested persons of the Trust, as defined in the 1940 Act (the Independent Board Members), are required annually to review and re-approve the terms of the Fund’s existing Management Agreement (the Agreement) and approve any newly proposed terms therein. At a meeting held on August 21, 2024, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

In determining whether to approve the continuance of the Management Agreement, the Board Members considered the following information:

1)	The nature, extent, and quality of services provided by the Adviser and the Sub-Advisers.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and the Sub-Advisers under the Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services including, for each Fund, monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services under the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Trust who are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Funds who had invested through various programs offered by third party financial intermediaries. The Board evaluated these factors based on its direct experience with the Adviser and Sub-Advisers and in consultation with Fund Counsel. The Board noted that the Adviser had, at its expense, engaged BNY to assist it in performing certain of administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, and by the Sub-Advisers, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and, based on their experience and interaction with the Adviser and Sub-Advisers, concluded that (i) the Adviser and Sub-Advisers were able to retain quality personnel; (ii) the Adviser, Sub-Advisers and their agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Agreements; (iii) the Adviser and Sub-Advisers were responsive to requests of the Board; (iv) the scope and depth of the Adviser’s and Sub-Advisers’ resources were adequate; and (v) the Adviser and Sub-Advisers had kept the Board apprised of developments relating to each Fund and the industry in general. The Board also focused on the Adviser’s reputation and long standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds.

2)	The performance of the Funds, the Adviser, and the Sub-Advisers.

The Board reviewed the investment performance of each Fund, on an absolute basis, as compared with the Broadridge peer group of other SEC registered funds, and against each Fund’s broad-based securities market benchmarks as reflected in each Fund’s prospectus and annual report. The Board also considered rankings and ratings of the Funds issued by Broadridge over the short, intermediate, and long term. The Board considered each Fund’s one-, three-, five-, and ten-year (where applicable) average annual total return for the periods ended June 30, 2024, but placed greatest emphasis on a Fund’s longer term performance. The peer groups considered by the Board were developed by Broadridge and were comprised of funds within the same Broadridge peer group categories (each, a “Performance Peer Group”). Each Fund’s performance against its respective Performance Peer Group was considered by the Board as providing an objective comparative benchmark against which each Fund’s performance could be assessed. In general, the Board considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given each Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the Funds’ performance against their Performance Peer Groups, the Board noted that: (i) the Equity Fund’s performance was below the median for the one-, three-, five-, and ten-year periods; (ii) the Balanced Fund’s performance was above the median for the one-, three-, and ten-year periods, and below the median for the five-year period; (iii) the SmallCap Equity Fund’s performance was above the median for the one-, three-, five-, and ten-year periods; (iv) the Mighty Mites Fund’s performance was below the median for the one-, three-, five-, and ten-year periods; and (v) the Convertible Securities Fund’s performance was below the median for the one-, three-, five-, and ten-year periods. The Board concluded that the Funds’ performance was reasonable in comparison with that of the Performance Peer Groups.

In connection with its assessment of the performance of the Adviser and the Sub-Advisers, the Board considered the Adviser’s and Sub-Advisers’ financial condition and whether they had the resources necessary to continue to carry out their responsibilities under the Agreements. The Board concluded that the Adviser and Sub-Advisers had the financial resources necessary to continue to perform their obligations under the Agreements and to continue to provide the high quality services that they have provided to the Funds to date.

3)	The cost of the advisory services and the profits to the Adviser and Sub-Advisers and their affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory and sub-advisory services and the profits to the Adviser, Sub-Advisers and their affiliates from their relationships with the Fund, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each Fund against comparative Broadridge expense peer groups (each, an “Expense Peer Group” and collectively the “Expense Peer Groups”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and each Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser and Sub-Advisers were providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the SmallCap Equity Fund and the Convertible Securities Fund operated pursuant to expense limitation agreements with the Adviser wherein the Adviser had agreed to limit a portion of its fee or reimburse a Fund for a portion of its expenses necessary to limit the Fund’s total operating expenses to the level set forth in the Funds’ prospectus. The Board noted that the contractual and actual advisory fees and total expenses (including 12b-1/non-12b-1 fees) for the Equity Fund, Balanced Fund, and Mighty Mites Fund were higher than the median when compared with those of their Expense Peer Groups. In addition, the Board noted that the Convertible Securities Fund and the SmallCap Equity Fund had contractual advisory fees above the median and actual advisory fees below the median when compared with their Expense Peer Groups. Finally, the Board noted that, although the Convertible Securities Fund and the SmallCap Equity Fund had agreements in place to limit expenses, the total expense ratios (including 12b-1/non-12b-1 fees) for the Convertible Securities Fund and SmallCap Equity Fund were above the median when compared with their Expense Peer Groups.

The Board also reviewed the fees charged by the Adviser and Sub-Advisers to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser or Sub-Advisers were higher and in other cases lower than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser and Sub-Advisers to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro-forma income statements of the Adviser for the year ended December 31, 2023. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Funds analysis, the Board received an analysis based on each Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also reviewed data from the Expense Peer Groups to assess whether the funds in the Expense Peer Groups had advisory fee breakpoints and, if so, at what asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5)	Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser and Sub-Advisers from their management of the Funds. The Board considered that the Adviser and Sub-Advisers do use soft dollars in connection with their management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that each Fund’s advisory fee and, if applicable, sub-advisory fee, was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of each Fund’s Advisory Agreement and, with respect to the Equity Fund, Balanced Fund, Mighty Mites Fund, and Convertible Securities Fund, the Sub-Advisory Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/13/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	12/13/24

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	12/13/24

*	Print the name and title of each signing officer under his or her signature.